UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23754

SEI EXCHANGE TRADED FUNDS

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: March 31, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report: March 31, 2025

SEI Enhanced U.S. Large Cap Quality Factor ETF

SEI Exchange Traded Funds - SEIQ

Principal Listing Exchange: Cboe BZX Exchange

Fund Overview

This annual shareholder report contains important information about the SEI Enhanced U.S. Large Cap Quality Factor ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Quality Factor ETF	$16	0.15%

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	SEI Enhanced U.S. Large Cap Quality Factor ETF - $14436	S&P 500 Index (TR) - $14949	Russell 1000 Index (USD) - $14866
May/22	$10000	$10000	$10000
Mar/23	$11008	$10632	$10617
Mar/24	$13166	$13809	$13787
Mar/25	$14436	$14949	$14866

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Russell 1000 Index, for the 12-month period ending March 31, 2025.

Quality factors outperformed within the U.S. large-cap equity universe over the reporting period, driven by strong stock-level contributors and exposure to low volatility characteristics. This positioning benefited Fund performance in an environment of decelerating economic growth, elevated geopolitical risk, and persistent inflation uncertainty.

While the Fund underperformed its benchmark early in the period—due in part to a structural underweight allocation to expensive, artificial intelligence (AI)-driven mega-cap technology stocks—performance subsequently rebounded as investor sentiment rotated toward more defensive areas of the market. This shift was rewarded through the Fund’s primary quality factor exposure and provided a meaningful tailwind to the relative performance. Regarding sector allocation, Fund performance was bolstered by an overweight to consumer staples (tobacco companies Philip Morris International and Altria Group), an underweight to materials, and stock selection within industrials. Conversely, stock selection within the information technology sector and an underweight to financials detracted from Fund performance for the period.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
SEI Enhanced U.S. Large Cap Quality Factor ETF	9.65%	13.64%
S&P 500 Index (TR)	8.25%	15.03%
Russell 1000 Index (USD)	7.82%	14.81%

Since its inception on May 18, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$279,166	58	$377	40%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Health Care	6.0%
Financials	9.3%
Industrials	9.4%
Communication Services	11.3%
Consumer Staples	16.2%
Consumer Discretionary	16.6%
Information Technology	30.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	7.3%
Microsoft	5.5%
Meta Platforms, Cl A	4.4%
Alphabet, Cl C	4.1%
Visa, Cl A	3.4%
Philip Morris International	3.4%
O'Reilly Automotive	3.3%
Booking Holdings	3.0%
Johnson & Johnson	3.0%
Procter & Gamble	2.8%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEI Enhanced U.S. Large Cap Quality Factor ETF

SEI Exchange Traded Funds - SEIQ

Principal Listing Exchange: Cboe BZX Exchange

Annual Shareholder Report: March 31, 2025

SEIQ-AR-2025

Annual Shareholder Report: March 31, 2025

SEI Enhanced U.S. Large Cap Momentum Factor ETF

SEI Exchange Traded Funds - SEIM

Principal Listing Exchange: Cboe BZX Exchange

Fund Overview

This annual shareholder report contains important information about the SEI Enhanced U.S. Large Cap Momentum Factor ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Momentum Factor ETF	$16	0.15%

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	SEI Enhanced U.S. Large Cap Momentum Factor ETF - $14750	S&P 500 Index (TR) - $14949	Russell 1000 Index (USD) - $14866
May/22	$10000	$10000	$10000
Mar/23	$10274	$10632	$10617
Mar/24	$13056	$13809	$13787
Mar/25	$14750	$14949	$14866

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Russell 1000 Index, for the 12-month period ending March 31, 2025.

Momentum factors outperformed within the U.S. large-cap equity universe over the reporting period due to the persistence of previously established market leadership from mega-cap technology stocks and other artificial intelligence (AI)-related names. The contribution from momentum factors was hampered by the Fund's inherent underweight exposure to the low volatility factor, which held up firmly when the market went through a rotation away from mega-cap stocks in mid-2024 and the first quarter of 2025. Positioning in recent months to steer the Fund away from being overweight in extremely expensive momentum stocks helped to limit a decline in the Fund’s net asset value.

While the overall contribution from factors during the reporting period was not significant, Fund performance benefited primarily from an overweight allocation to AppLovin Corp., as investors' enthusiasm in the AI-powered app monetization company continued throughout 2024, on the back of strong earnings reports. Fund performance also was enhanced by an overweight to Howmet Aerospace, as investors took a favorable view of the stock’s performance and profitability guidance amid a recovery in commercial aircraft production, and Axon Enterprise, which experienced strong earnings growth after adding new products and services to its law enforcement technology business.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
SEI Enhanced U.S. Large Cap Momentum Factor ETF	12.97%	14.49%
S&P 500 Index (TR)	8.25%	15.03%
Russell 1000 Index (USD)	7.82%	14.81%

Since its inception on May 18, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$516,041	65	$757	78%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.5%
Materials	1.8%
Utilities	2.6%
Consumer Staples	3.5%
Consumer Discretionary	10.1%
Communication Services	11.0%
Industrials	12.8%
Financials	15.0%
Health Care	16.3%
Information Technology	25.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	6.8%
Apple	6.1%
Meta Platforms, Cl A	4.8%
Walmart	3.0%
Microsoft	3.0%
Alphabet, Cl A	3.0%
Howmet Aerospace	2.9%
Boston Scientific	2.7%
Entergy	2.6%
Cencora	2.5%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEI Enhanced U.S. Large Cap Momentum Factor ETF

SEI Exchange Traded Funds - SEIM

Principal Listing Exchange: Cboe BZX Exchange

Annual Shareholder Report: March 31, 2025

SEIM-AR-2025

Annual Shareholder Report: March 31, 2025

SEI Enhanced U.S. Large Cap Value Factor ETF

SEI Exchange Traded Funds - SEIV

Principal Listing Exchange: Cboe BZX Exchange

Fund Overview

This annual shareholder report contains important information about the SEI Enhanced U.S. Large Cap Value Factor ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Value Factor ETF	$15	0.15%

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	SEI Enhanced U.S. Large Cap Value Factor ETF - $13770	S&P 500 Index (TR) - $14949	Russell 1000 Index (USD) - $14866
May/22	$10000	$10000	$10000
Mar/23	$9848	$10632	$10617
Mar/24	$12912	$13809	$13787
Mar/25	$13770	$14949	$14866

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the Russell 1000 Index, for the 12-month period ending March 31, 2025.

Value factors lagged within the U.S. large-cap equity universe over the reporting period, weighed down by a slowing U.S. macroeconomic backdrop, elevated market volatility driven by concerns about the Trump administration’s imposition of tariffs on imported goods, and the concentrated outperformance of expensive, artificial intelligence (AI)-related mega-cap technology stocks. This environment proved unfavorable for value-focused strategies, and the primary headwind to the Fund’s relative performance for the period resulted from sustained value factor underperformance. Despite these challenges, stock-level active risk controls contributed positively to Fund performance. In addition, secondary quality factors provided some support to Fund performance, particularly through exposure to defensive stocks.

Sector allocation effects modestly enhanced the Fund’s relative performance for the reporting period. A small overweight allocation to the communication services sector and an underweight to the consumer discretionary sector bolstered performance. At the stock level, key detractors included structural underweights to shares of mega-cap companies such as Tesla Inc., Apple Inc., and Nvidia Corp., which benefited from strong investor enthusiasm around AI. Exposure to wireless chip-maker Skyworks Solutions weighed on Fund performance, reflecting investors’ concerns over its competitive positioning and loss of its major customer, Apple. These detractors were partially offset by positive contributions from positions in telecommunications company AT&T Corp. and tobacco company Altria Group, which benefited from a market rotation into defensive stocks amid shifting investor sentiment.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
SEI Enhanced U.S. Large Cap Value Factor ETF	6.65%	11.79%
S&P 500 Index (TR)	8.25%	15.03%
Russell 1000 Index (USD)	7.82%	14.81%

Since its inception on May 18, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$526,127	118	$740	60%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.9%
Materials	1.6%
Utilities	2.2%
Industrials	5.7%
Consumer Discretionary	7.6%
Consumer Staples	9.7%
Health Care	11.1%
Communication Services	13.0%
Financials	17.6%
Information Technology	29.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	3.5%
AT&T	3.1%
Microsoft	2.9%
International Business Machines	2.9%
Verizon Communications	2.7%
Altria Group	2.7%
Citigroup	2.3%
Kroger	2.3%
QUALCOMM	2.3%
Alphabet, Cl C	2.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEI Enhanced U.S. Large Cap Value Factor ETF

SEI Exchange Traded Funds - SEIV

Principal Listing Exchange: Cboe BZX Exchange

Annual Shareholder Report: March 31, 2025

SEIV-AR-2025

Annual Shareholder Report: March 31, 2025

SEI Enhanced Low Volatility U.S. Large Cap ETF

SEI Exchange Traded Funds - SELV

Principal Listing Exchange: Cboe BZX Exchange

Fund Overview

This annual shareholder report contains important information about the SEI Enhanced Low Volatility U.S. Large Cap ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced Low Volatility U.S. Large Cap ETF	$16	0.15%

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	SEI Enhanced Low Volatility U.S. Large Cap ETF - $13038	S&P 500 Index (TR) - $14949	Russell 1000 Index (USD) - $14866
May/22	$10000	$10000	$10000
Mar/23	$10302	$10632	$10617
Mar/24	$11586	$13809	$13787
Mar/25	$13038	$14949	$14866

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Russell 1000 Index, for the 12-month period ending March 31, 2025.

Low volatility factors outperformed within the U.S. large-cap equity universe over the reporting period, with gains particularly pronounced in the first quarter of 2025. This outperformance was driven by a slowing U.S. macroeconomic backdrop and heightened trade tensions related to the Trump administration’s tariffs on imported goods—an environment that favored defensive, low-beta stocks. (Beta is a quantitative measure of the volatility of a security relative to a benchmark.) The sustained exposure to the low volatility factor served as the primary driver of the Fund’s outperformance for the period.

Sector allocation also contributed positively to Fund performance during the reporting period, attributable mainly to overweight positions in traditionally defensive sectors and underweights to more cyclical areas of the market. At the stock level, notable contributors to performance included defensive names such as AT&T Corp. (telecommunications), Walmart Inc. (consumer staples), Gilead Sciences Inc. (health care), and Duke Energy Corp. (utilities), which benefited from the broad rotation into relatively lower-risk stocks amid increased market uncertainty and growing investor demand for downside protection.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
SEI Enhanced Low Volatility U.S. Large Cap ETF	12.53%	9.68%
S&P 500 Index (TR)	8.25%	15.03%
Russell 1000 Index (USD)	7.82%	14.81%

Since its inception on May 18, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$145,715	79	$200	16%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.1%
Energy	3.0%
Consumer Discretionary	4.2%
Utilities	6.0%
Industrials	9.3%
Financials	10.3%
Consumer Staples	10.7%
Communication Services	14.6%
Health Care	16.1%
Information Technology	24.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	5.0%
Apple	4.0%
Walmart	3.3%
AT&T	3.2%
Republic Services, Cl A	2.9%
Johnson & Johnson	2.8%
Procter & Gamble	2.5%
Gilead Sciences	2.4%
Cisco Systems	2.4%
Cardinal Health	2.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEI Enhanced Low Volatility U.S. Large Cap ETF

SEI Exchange Traded Funds - SELV

Principal Listing Exchange: Cboe BZX Exchange

Annual Shareholder Report: March 31, 2025

SELV-AR-2025

Annual Shareholder Report: March 31, 2025

SEI Select Emerging Markets Equity ETF

SEI Exchange Traded Funds - SEEM

Principal Listing Exchange: NASDAQ

Fund Overview

This annual shareholder report contains important information about the SEI Select Emerging Markets Equity ETF (the "Fund") for the period from October 8, 2024 (commencement of operations) to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by calling 610-676-1000.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
SEI Select Emerging Markets Equity ETF	$28	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$206,065	241	$509	34%

Country WeightingsFootnote Reference*

China
29.5%
Taiwan
13.7%
India
13.0%
South Korea
10.5%
Brazil
5.8%
South Africa
5.1%
United Arab Emirates
3.1%
Hungary
2.8%
Mexico
1.9%
Thailand
1.7%
Indonesia
1.5%
Poland
1.4%
Other Countries
9.1%

Value	Value
Other Countries	9.1%
Poland	1.4%
Indonesia	1.5%
Thailand	1.7%
Mexico	1.9%
Hungary	2.8%
United Arab Emirates	3.1%
South Africa	5.1%
Brazil	5.8%
South Korea	10.5%
India	13.0%
Taiwan	13.7%
China	29.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	8.2%
Tencent Holdings	5.0%
Alibaba Group Holding	3.8%
Samsung Electronics	1.9%
Petroleo Brasileiro, Preference	1.7%
Emaar Properties PJSC	1.5%
OTP Bank Nyrt	1.5%
ICICI Bank ADR	1.4%
Meituan, Cl B	1.3%
Xiaomi, Cl B	1.3%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEI Select Emerging Markets Equity ETF

SEI Exchange Traded Funds - SEEM

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2025

SEEM-AR-2025

Annual Shareholder Report: March 31, 2025

SEI Select International Equity ETF

SEI Exchange Traded Funds - SEIE

Principal Listing Exchange: NASDAQ

Fund Overview

This annual shareholder report contains important information about the SEI Select International Equity ETF (the "Fund") for the period from October 8, 2024 (commencement of operations) to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by calling 610-676-1000.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
SEI Select International Equity ETF	$24	0.50%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$543,113	320	$1,099	31%

Country WeightingsFootnote Reference*

Japan 19.3%
United Kingdom 15.5%
Germany 11.3%
France 9.3%
United States 8.2%
Netherlands 4.2%
Switzerland 4.0%
Spain 3.8%
Italy 3.8%
Australia 3.4%
Sweden 2.2%
Norway 1.7%
Other Countries 11.6%

Value	Value
Other Countries	11.6%
Norway	1.7%
Sweden	2.2%
Australia	3.4%
Italy	3.8%
Spain	3.8%
Switzerland	4.0%
Netherlands	4.2%
United States	8.2%
France	9.3%
Germany	11.3%
United Kingdom	15.5%
Japan	19.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Roche Holding	2.1%
SAP	1.4%
Barclays	1.3%
Novartis	1.3%
Deutsche Boerse	1.3%
GSK	1.0%
ING Groep	1.0%
NatWest Group	1.0%
CaixaBank	1.0%
Equinor	1.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEI Select International Equity ETF

SEI Exchange Traded Funds - SEIE

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2025

SEIE-AR-2025

Annual Shareholder Report: March 31, 2025

SEI Select Small Cap ETF

SEI Exchange Traded Funds - SEIS

Principal Listing Exchange: NASDAQ

Fund Overview

This annual shareholder report contains important information about the SEI Select Small Cap ETF (the "Fund") for the period from October 8, 2024 (commencement of operations) to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
SEI Select Small Cap ETF	$26	0.55%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$217,858	358	$535	24%

Sector WeightingsFootnote Reference*

Financials 21.5%
Industrials 15.9%
Health Care 13.6%
Information Technology 12.6%
Consumer Discretionary 12.5%
Materials 5.5%
Consumer Staples 5.0%
Real Estate 5.0%
Energy 4.1%
Communication Services 2.9%
Utilities 1.0%

Value	Value
Utilities	1.0%
Communication Services	2.9%
Energy	4.1%
Real Estate	5.0%
Consumer Staples	5.0%
Materials	5.5%
Consumer Discretionary	12.5%
Information Technology	12.6%
Health Care	13.6%
Industrials	15.9%
Financials	21.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Sprouts Farmers Market	1.4%
CNO Financial Group	1.4%
Urban Outfitters	1.4%
Corcept Therapeutics	1.3%
ExlService Holdings	1.3%
Old National Bancorp	1.1%
Commercial Metals	1.0%
Jackson Financial, Cl A	1.0%
Stride	0.9%
Columbia Banking System	0.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEI Select Small Cap ETF

SEI Exchange Traded Funds - SEIS

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2025

SEIS-AR-2025

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is Susan C. Cote. Ms. Cote is independent as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2025 and 2024 as follows:

		Fiscal Year 2025			Fiscal Year 2024
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$90,000	N/A	$0	$60,000	N/A	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees (2)	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(3)	$0	$245,112	$0	$0	$315,759	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	Tax fees include amounts related to tax compliance and consulting services.
(3)	See Item 4(g) for a description of the services comprising the fees disclosed under this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2025	Fiscal 2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2025 and 2024 were $245,112 and $315,759, respectively. Non-audit fees consist of a SSAE No. 16 review of fund accounting and administration operations.

(h) During the past fiscal year, the Registrant’s principal accountant provided certain non-audit services to the Registrant’s investment adviser or to entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provide ongoing services to the Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of the Registrant’s Board of Trustees reviewed and considered these non-audit services provided by the Registrant’s principal accountant to the Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights filed herein.

March 31, 2025

ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Exchange Traded Funds

❯	SEI Enhanced U.S. Large Cap Quality Factor ETF

❯	SEI Enhanced U.S. Large Cap Momentum Factor ETF

❯	SEI Enhanced U.S. Large Cap Value Factor ETF

❯	SEI Enhanced Low Volatility U.S. Large Cap ETF

❯	SEI Select Emerging Markets Equity ETF

❯	SEI Select International Equity ETF

❯	SEI Select Small Cap ETF

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	21
Statements of Operations	23
Statements of Changes in Net Assets	25
Financial Highlights	32
Notes to Financial Statements	33
Report of Independent Registered Public Accounting Firm	43
Notice to Shareholders (Unaudited)	44
Other Information - (Form N-CSR Items 8-11) (Unaudited)	45

SCHEDULE OF INVESTMENTS

March 31, 2025

SEI Enhanced U.S. Large Cap Quality Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.3%

Communication Services — 11.3%
Alphabet, Cl A	13,634	$2,108
Alphabet, Cl C	73,219	11,439
Electronic Arts	38,947	5,629
Meta Platforms, Cl A	21,351	12,306

		31,482
Consumer Discretionary — 16.6%
Airbnb, Cl A *	7,144	853
Amazon.com *	7,697	1,464
Booking Holdings	1,840	8,477
Domino's Pizza	9,446	4,340
H&R Block	39,851	2,188
Home Depot	1,406	515
McDonald's	10,643	3,325
NVR *	318	2,304
O'Reilly Automotive *	6,446	9,234
TJX	51,490	6,272
Wingstop	1,553	350
Yum! Brands	45,747	7,199

		46,521
Consumer Staples — 16.2%
Altria Group	117,451	7,049
Colgate-Palmolive	70,422	6,599
Kimberly-Clark	45,055	6,408
Monster Beverage *	112,701	6,595
PepsiCo	8,724	1,308
Philip Morris International	59,216	9,399
Procter & Gamble	46,299	7,890

		45,248
Financials — 9.3%
FactSet Research Systems	4,185	1,903
Mastercard, Cl A	13,260	7,268
Moody's	8,881	4,136
MSCI, Cl A	5,375	3,039
Visa, Cl A	27,395	9,601

		25,947
Health Care — 6.0%
Gilead Sciences	2,390	268
IDEXX Laboratories *	2,359	991
Johnson & Johnson	49,973	8,287
Mettler-Toledo International *	1,991	2,351
Vertex Pharmaceuticals *	10,009	4,853

		16,750
Industrials — 9.4%
Cintas	8,031	1,651
Fastenal	21,169	1,642
Graco	38,247	3,194
Illinois Tool Works	23,011	5,707
Lennox International	669	375
Paychex	19,368	2,988

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Robert Half	28,136	$1,535
Verisk Analytics, Cl A	11,493	3,420
WW Grainger	5,751	5,681

		26,193
Information Technology — 30.5%
Adobe *	11,983	4,596
Apple	91,749	20,380
Autodesk *	3,297	863
Cisco Systems	45,177	2,788
F5 *	15,347	4,087
Fair Isaac *	973	1,794
Fortinet *	5,878	566
Gartner *	10,456	4,389
Intuit	4,940	3,033
Manhattan Associates *	5,108	884
Microsoft	41,037	15,405
Motorola Solutions	12,664	5,544
NetApp	10,737	943
NVIDIA	66,905	7,251
QUALCOMM	42,299	6,498
VeriSign *	24,203	6,144

		85,165
Total Common Stock
(Cost $257,706) ($ Thousands)		277,306
Total Investments in Securities — 99.3%
(Cost $257,706) ($ Thousands)		$277,306

Percentages are based on Net Assets of $279,166 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

As of March 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS

March 31, 2025

SEI Enhanced U.S. Large Cap Momentum Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.2%

Communication Services — 11.0%
Alphabet, Cl A	98,482	$15,229
Fox, Cl A	113,941	6,449
Fox, Cl B	68,153	3,593
Meta Platforms, Cl A	43,131	24,859
Netflix *	6,804	6,345

		56,475
Consumer Discretionary — 10.1%
Amazon.com *	13,655	2,598
Booking Holdings	1,420	6,542
Deckers Outdoor *	66,588	7,445
Garmin	58,352	12,670
Ralph Lauren, Cl A	20,569	4,540
SharkNinja *	31,514	2,629
Tapestry	116,314	8,190
TJX	35,467	4,320
Williams-Sonoma	21,097	3,335

		52,269
Consumer Staples — 3.5%
Coca-Cola	37,592	2,692
Walmart	177,378	15,572

		18,264
Energy — 0.5%
TechnipFMC	76,801	2,434

Financials — 15.0%
Aflac	8,413	935
Bank of New York Mellon	137,325	11,517
Brown & Brown	89,664	11,154
Citigroup	25,192	1,788
East West Bancorp	63,823	5,729
Erie Indemnity, Cl A	10,480	4,392
Fiserv *	13,348	2,948
Goldman Sachs Group	21,091	11,522
Intercontinental Exchange	69,114	11,922
Janus Henderson Group	59,773	2,161
Nasdaq	24,509	1,859
Synchrony Financial	174,316	9,228
Toast, Cl A *	65,497	2,173

		77,328
Health Care — 16.3%
AbbVie	10,416	2,182
Boston Scientific *	138,701	13,992
Cencora	46,044	12,804
Doximity, Cl A *	60,916	3,535
Eli Lilly	3,969	3,278
Exelixis *	144,767	5,345
Insulet *	34,724	9,119
Intuitive Surgical *	7,809	3,868
ResMed	48,413	10,837

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Stryker	28,217	$10,504
Tenet Healthcare *	26,880	3,615
Universal Health Services, Cl B	26,784	5,033

		84,112
Industrials — 12.8%
Acuity Brands	15,755	4,149
Axon Enterprise *	7,809	4,107
CACI International, Cl A *	9,215	3,381
Cummins	29,759	9,328
Curtiss-Wright	19,671	6,241
Howmet Aerospace	113,744	14,756
Trane Technologies	29,096	9,803
Vertiv Holdings, Cl A	64,362	4,647
Westinghouse Air Brake Technologies	22,057	4,000
Woodward	30,119	5,497

		65,909
Information Technology — 25.6%
Amphenol, Cl A	169,511	11,118
Apple	140,999	31,320
AppLovin, Cl A *	34,511	9,144
Arista Networks *	145,673	11,287
Atlassian, Cl A *	4,265	905
Fair Isaac *	1,350	2,490
Guidewire Software *	34,748	6,510
Microsoft	41,002	15,392
Motorola Solutions	7,844	3,434
NVIDIA	321,725	34,869
Palo Alto Networks *	32,011	5,462

		131,931
Materials — 1.8%
International Paper	178,289	9,512

Utilities — 2.6%
Entergy	159,003	13,593

Total Common Stock
(Cost $474,247) ($ Thousands)		511,827
Total Investments in Securities — 99.2%
(Cost $474,247) ($ Thousands)		$511,827

Percentages are based on Net Assets of $516,041 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

As of March 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

SEI Exchange Traded Funds

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS

March 31, 2025

SEI Enhanced U.S. Large Cap Value Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.3%

Communication Services — 13.0%
Alphabet, Cl A	68,243	$10,553
Alphabet, Cl C	72,248	11,287
AT&T	576,038	16,291
Charter Communications, Cl A *	8,290	3,055
Comcast, Cl A	178,346	6,581
Fox	27,610	1,455
Meta Platforms, Cl A	4,503	2,595
Omnicom Group	23,528	1,951
Verizon Communications	317,018	14,380

		68,148
Consumer Discretionary — 7.6%
ADT	166,122	1,352
Amazon.com *	13,167	2,505
Carnival *	268,031	5,235
Expedia Group	43,542	7,320
Ford Motor	378,665	3,798
General Motors	222,159	10,448
H&R Block	78,038	4,285
Kohl's	47,631	390
PulteGroup	12,967	1,333
PVH	31,295	2,023
Travel + Leisure	33,361	1,544

		40,233
Consumer Staples — 9.7%
Albertsons, Cl A	212,707	4,677
Altria Group	235,568	14,139
Archer-Daniels-Midland	25,104	1,205
Bunge Global	42,476	3,246
Ingredion	33,749	4,563
Kraft Heinz	120,907	3,679
Kroger	180,677	12,230
Pilgrim's Pride *	21,967	1,197
Post Holdings *	15,405	1,793
Reynolds Consumer Products	28,542	681
Seaboard	77	208
Spectrum Brands Holdings	7,374	528
US Foods Holding *	40,456	2,648

		50,794
Energy — 0.9%
Exxon Mobil	6,166	733
Marathon Petroleum	9,659	1,407
Occidental Petroleum	800	40
Valero Energy	19,320	2,552

		4,732
Financials — 17.6%
Affiliated Managers Group	741	125
Ally Financial	138,567	5,054
American International Group	99,273	8,631
Arch Capital Group	45,844	4,409

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Axis Capital Holdings	30,903	$3,098
Bank OZK	54,098	2,351
Berkshire Hathaway, Cl B *	16,789	8,941
Brighthouse Financial *	31,405	1,821
Citigroup	172,754	12,264
Corebridge Financial	129,068	4,075
Janus Henderson Group	41,921	1,515
Popular	35,904	3,316
Reinsurance Group of America	32,363	6,372
RenaissanceRe Holdings	18,318	4,396
Rithm Capital ‡	254,134	2,910
Synchrony Financial	177,747	9,410
T Rowe Price Group	23,957	2,201
Unum Group	96,374	7,851
Zions Bancorp	73,295	3,654

		92,394
Health Care — 11.1%
Bristol-Myers Squibb	1,697	103
Cardinal Health	75,793	10,442
Cencora	12,095	3,363
DaVita *	21,070	3,223
Exelixis *	4,015	148
GE HealthCare Technologies	80,312	6,482
Gilead Sciences	68,762	7,705
HCA Healthcare	17,782	6,145
Jazz Pharmaceuticals *	5,015	623
McKesson	10,037	6,755
Medtronic	6,497	584
Merck	15,574	1,398
Pfizer	107,240	2,717
Solventum *	12,740	969
Tenet Healthcare *	41,941	5,641
United Therapeutics *	5,469	1,686
Universal Health Services, Cl B	2,417	454
Viatris, Cl W	13,267	116

		58,554
Industrials — 5.7%
Acuity Brands	1,934	509
Alaska Air Group *	9,663	476
American Airlines Group *	273,775	2,888
Booz Allen Hamilton Holding, Cl A	19,751	2,066
Concentrix	23,695	1,318
Delta Air Lines	204,822	8,930
EMCOR Group	1,205	446
Leidos Holdings	50,449	6,808
PACCAR	4,386	427
Science Applications International	15,455	1,735
SS&C Technologies Holdings	46,680	3,899
Textron	7,394	534

		30,036

SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Information Technology — 29.9%
Amdocs	33,245	$3,042
Amkor Technology	58,851	1,063
Apple	82,393	18,302
Arrow Electronics *	34,846	3,618
Avnet	48,171	2,316
Ciena *	50,580	3,056
Cirrus Logic *	27,564	2,747
Cisco Systems	159,034	9,814
Cognizant Technology Solutions, Cl A	74,036	5,664
Dell Technologies, Cl C	23,475	2,140
Dropbox, Cl A *	103,774	2,772
DXC Technology *	91,218	1,555
F5 *	15,509	4,130
Gen Digital	135,496	3,596
Hewlett Packard Enterprise	349,299	5,390
HP	315,108	8,725
International Business Machines	61,059	15,183
Micron Technology	71,235	6,190
Microsoft	41,047	15,409
MKS Instruments	33,617	2,694
NetApp	88,723	7,793
NVIDIA	101,544	11,005
QUALCOMM	77,789	11,949
Skyworks Solutions	77,577	5,014
Teradata *	28,445	639
Vontier	53,961	1,773
Zoom Video Communications, Cl A *	24,251	1,789

		157,368
Materials — 1.6%
Berry Global Group	50,297	3,511
LyondellBasell Industries, Cl A	59,434	4,184
Sonoco Products	20,272	958

		8,653
Utilities — 2.2%
FirstEnergy	40,813	1,650
NRG Energy	105,158	10,038

		11,688
Total Common Stock
(Cost $494,189) ($ Thousands)		522,600
Total Investments in Securities — 99.3%
(Cost $494,189) ($ Thousands)		$522,600

Percentages are based on Net Assets of $526,127 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

As of March 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS

March 31, 2025

SEI Enhanced Low Volatility U.S. Large Cap ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.3%

Communication Services — 14.6%
Alphabet, Cl A	12,561	$1,942
Alphabet, Cl C	12,342	1,928
AT&T	166,474	4,708
Comcast, Cl A	53,265	1,965
Electronic Arts	6,060	876
Fox, Cl A	29,025	1,643
Fox, Cl C	17,196	906
Meta Platforms, Cl A	645	372
Omnicom Group	28,042	2,325
T-Mobile US	4,033	1,076
Verizon Communications	77,378	3,510

		21,251
Consumer Discretionary — 4.2%
Amazon.com *	573	109
Booking Holdings	525	2,419
H&R Block	23,057	1,266
McDonald's	5,992	1,872
Service Corp International	1,075	86
Yum! Brands	2,141	337

		6,089
Consumer Staples — 10.7%
Altria Group	39,432	2,367
Colgate-Palmolive	27,144	2,543
General Mills	25,318	1,514
Mondelez International, Cl A	5,895	400
Philip Morris International	931	148
Procter & Gamble	21,595	3,680
Walmart	55,576	4,879

		15,531
Energy — 3.0%
Chevron	18,025	3,016
Kinder Morgan	45,575	1,300

		4,316
Financials — 10.3%
Allstate	4,772	988
Berkshire Hathaway, Cl B *	4,749	2,529
Chubb	7,733	2,335
Loews	4,128	380
Markel Group *	1,028	1,922
Marsh & McLennan	1,454	355
Travelers	5,082	1,344
Visa, Cl A	3,701	1,297
W R Berkley	47,709	3,395
White Mountains Insurance Group	239	460

		15,005
Health Care — 16.1%
Bristol-Myers Squibb	30,697	1,872
Cardinal Health	25,526	3,517
Cencora	6,399	1,780

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chemed	548	$337
Gilead Sciences	31,586	3,539
Johnson & Johnson	24,762	4,107
McKesson	4,901	3,298
Merck	32,790	2,943
Pfizer	27,348	693
Quest Diagnostics	8,529	1,443

		23,529
Industrials — 9.3%
3M	2,408	353
Expeditors International of Washington	18,966	2,281
Genpact	7,011	353
Lockheed Martin	851	380
Republic Services, Cl A	17,351	4,202
Snap-on	1,267	427
Verisk Analytics, Cl A	9,622	2,864
Waste Management	11,672	2,702

		13,562
Information Technology — 24.0%
Accenture, Cl A	6,043	1,886
Amdocs	18,572	1,699
Amphenol, Cl A	15,151	994
Apple	26,499	5,886
Arrow Electronics *	9,550	992
Avnet	12,914	621
Cisco Systems	57,129	3,526
Dolby Laboratories, Cl A	9,217	740
Dropbox, Cl A *	31,046	829
F5 *	7,666	2,041
Microsoft	19,362	7,268
Motorola Solutions	5,683	2,488
Roper Technologies	5,561	3,279
VeriSign *	10,938	2,777

		35,026
Materials — 1.1%
NewMarket	835	473
Reliance	1,806	521
Silgan Holdings	12,772	653

		1,647
Utilities — 6.0%
Atmos Energy	6,350	982
CMS Energy	1,252	94
Consolidated Edison	27,280	3,017
DTE Energy	3,699	511
Duke Energy	23,090	2,816
FirstEnergy	3,973	161
National Fuel Gas	12,676	1,004

SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NiSource	3,997	$160

		8,745
Total Common Stock
(Cost $126,560) ($ Thousands)		144,701
Total Investments in Securities — 99.3%
(Cost $126,560) ($ Thousands)		$144,701

Percentages are based on Net Assets of $145,715 ($ Thousands).
*	Non-income producing security.

As of March 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS

March 31, 2025

SEI Select Emerging Markets Equity ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.9%
Brazil — 2.9%
Ambev	176,300	$417
BB Seguridade Participacoes	91,965	648
CPFL Energia	71,578	474
Embraer *	38,900	447
Natura & Holding	159,305	280
PRIO *	57,700	402
Telefonica Brasil	39,210	342
TIM	116,255	365
TOTVS	68,800	403
Vale	90,634	901
Vibra Energia	315,304	983
WEG	50,100	396
		6,058

Chile — 0.8%
Banco de Chile	4,794,487	632
Empresas Copec	64,800	446
Falabella	120,447	501
		1,579

China — 29.6%
3SBio	342,000	526
AAC Technologies Holdings	108,470	657
Alibaba Group Holding	476,554	7,840
Anhui Conch Cement, Cl H	298,510	844
Baidu, Cl A *	48,823	564
Bosideng International Holdings	949,475	487
BYD, Cl H	16,329	824
Centre Testing International Group, Cl A	197,000	350
China CITIC Bank, Cl A	399,200	391
China CITIC Bank, Cl H	866,300	678
China Communications Services, Cl H	741,007	406
China Construction Bank, Cl H	517,035	457
China Feihe	531,429	401
China Hongqiao Group	292,595	602
China Life Insurance, Cl H	514,405	992
China Merchants Bank, Cl H	64,716	382
China Merchants Port Holdings	232,005	400
China Pacific Insurance Group, Cl A	89,100	395
China Pacific Insurance Group, Cl H	148,565	467
China Resources Land	144,030	478
Contemporary Amperex Technology, Cl A	25,100	875
CRRC, Cl A	345,300	336
Eastroc Beverage Group, Cl A	10,700	367
Far East Horizon	589,430	483
Foshan Haitian Flavouring & Food, Cl A	108,300	606
Fufeng Group	523,600	411
Geely Automobile Holdings	557,520	1,192
Giant Biogene Holding	89,081	807
Gree Electric Appliances of Zhuhai, Cl A	67,900	426
Guotai Junan Securities, Cl A	152,700	362
Haier Smart Home, Cl H	189,919	610
Hangzhou Robam Appliances, Cl A	124,000	388

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hello Group ADR	59,700	$377
Huatai Securities, Cl A	157,300	359
Hygon Information Technology, Cl A	19,000	370
Industrial & Commercial Bank of China, Cl H	1,546,917	1,101
JD.com, Cl A	90,805	1,877
Jiangsu Hengrui Pharmaceuticals, Cl A	125,200	849
Kingsoft	73,000	353
Kunlun Energy	722,446	705
Luxshare Precision Industry, Cl A	74,500	420
Meituan, Cl B *	135,085	2,705
NetEase	78,664	1,597
PDD Holdings ADR *	7,160	847
People's Insurance Group of China, Cl H	2,315,765	1,197
PetroChina, Cl H	1,136,045	918
PICC Property & Casualty, Cl H	269,048	497
Ping An Insurance Group of China, Cl H	380,817	2,266
Pop Mart International Group	66,995	1,348
Qifu Technology ADR	19,785	889
SF Holding, Cl A	74,300	442
Shenwan Hongyuan Group, Cl A	657,300	447
Shenzhen Envicool Technology, Cl A	86,890	466
Sinopec Engineering Group, Cl H	537,440	381
Tencent Holdings	160,342	10,243
Trip.com Group	10,030	637
Vipshop Holdings ADR	68,655	1,077
Xiaomi, Cl B *	408,311	2,582
Yangzijiang Shipbuilding Holdings	324,095	571
Zoomlion Heavy Industry Science and Technology	502,700	370
		60,895

Colombia — 0.2%
Bancolombia ADR	9,800	394

Czech Republic — 0.3%
Komercni Banka	11,000	531

Egypt — 0.2%
Commercial International Bank	252,595	412

Greece — 1.3%
Alpha Services and Holdings	164,900	392
Danaos	5,300	413
Eurobank Ergasias Services and Holdings	247,902	661
Hellenic Telecommunications Organization	39,150	634
Piraeus Financial Holdings	101,175	552
		2,652

Hong Kong — 0.8%
United Laboratories International Holdings	301,165	566
WH Group	1,072,840	985
		1,551

Hungary — 2.8%
Magyar Telekom Telecommunications	120,100	523
MOL Hungarian Oil & Gas	134,732	1,058

SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OTP Bank Nyrt	46,496	$3,115
Richter Gedeon Nyrt	38,539	1,060
		5,756

India — 13.0%
Bharat Petroleum	166,944	544
Bharti Airtel	20,395	413
Britannia Industries	7,700	445
Chambal Fertilisers and Chemicals	64,200	470
Coromandel International	28,800	668
Divi's Laboratories	9,500	642
Dr Reddy's Laboratories	24,500	328
General Insurance	80,200	395
Great Eastern Shipping	40,700	444
HCL Technologies	58,021	1,081
HDFC Bank	67,456	1,443
Hero MotoCorp	9,500	414
Hindalco Industries	48,075	384
ICICI Bank ADR	93,200	2,938
Infosys ADR	92,764	1,693
ITC Hotels *	6,923	16
L&T Finance	248,249	445
Mahindra & Mahindra	14,385	449
Marico	65,410	499
Maruti Suzuki India	2,800	377
Muthoot Finance	43,283	1,207
National Aluminium	164,000	337
Nippon Life India Asset Management	42,200	286
NMDC	474,945	383
Oil & Natural Gas	567,667	1,636
Petronet LNG	327,539	1,125
Power Grid	141,860	482
Redington	152,200	432
Reliance Industries	24,930	372
Shriram Finance	169,475	1,301
Sun Pharmaceutical Industries	28,359	575
Tata Consultancy Services	28,605	1,207
Tech Mahindra	25,025	415
UltraTech Cement	3,100	417
United Spirits	29,000	475
Vedanta	303,865	1,647
Wipro ADR	112,500	344
		26,729

Indonesia — 1.5%
Astra International	3,297,630	980
Bank Central Asia	783,562	402
Bank Rakyat Indonesia Persero	2,368,963	579
Indofood Sukses Makmur	1,462,761	627
Kalbe Farma	3,490,745	239
Perusahaan Gas Negara	3,797,100	357
		3,184

Malaysia — 1.0%
IHH Healthcare	234,680	366

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IJM	519,115	$246
Public Bank	377,620	376
Tenaga Nasional	197,090	594
Westports Holdings	400,700	434
		2,016

Mexico — 1.9%
America Movil	494,975	353
Arca Continental	40,000	418
Coca-Cola Femsa	116,295	1,068
El Puerto de Liverpool	67,375	316
Fomento Economico Mexicano	103,567	1,008
Grupo Financiero Banorte, Cl O	98,065	681
		3,844

Philippines — 0.7%
BDO Unibank	157,538	422
GT Capital Holdings	32,643	291
Manila Electric	74,820	719
		1,432

Poland — 1.4%
CD Projekt	8,800	480
Enea *	110,400	436
KRUK	3,800	370
PGE Polska Grupa Energetyczna *	270,700	554
Powszechny Zaklad Ubezpieczen	68,047	983
		2,823

Qatar — 0.6%
Barwa Real Estate	505,800	367
Ooredoo QPSC	259,240	840
		1,207

Romania — 0.5%
NEPI Rockcastle	152,545	1,099

Saudi Arabia — 1.1%
Etihad Etisalat	87,871	1,429
Riyad Bank	52,900	465
United Electronics	16,400	412
		2,306

South Africa — 5.1%
AVI	131,142	632
Bid	25,050	598
Capitec Bank Holdings	3,430	579
Clicks Group	22,703	418
FirstRand	96,500	377
Foschini Group	43,940	297
Kumba Iron Ore	20,325	345
Momentum Group	365,128	620
Mr Price Group	71,448	861
Naspers, Cl N	6,160	1,513
Nedbank Group	85,990	1,203
Old Mutual	534,465	346
Pepkor Holdings	248,600	345

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS

March 31, 2025

SEI Select Emerging Markets Equity ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Redefine Properties ‡	1,478,720	$336
Resilient REIT ‡	130,500	403
Sanlam	128,860	580
Vodacom Group	102,380	698
Vukile Property Fund ‡	446,100	423
		10,574

South Korea — 10.1%
Coway	17,965	988
Hana Financial Group	29,194	1,182
Hankook Tire & Technology	25,330	679
Hyundai Glovis	8,950	683
Hyundai Mobis	4,865	861
Hyundai Rotem	5,504	392
Industrial Bank of Korea	59,015	570
KB Financial Group	7,000	376
Kia	39,234	2,459
Korea Investment Holdings	7,675	381
Korean Air Lines	36,335	526
Krafton *	2,242	509
KT	12,976	437
KT&G	6,214	427
LG	6,164	270
LG Electronics	8,965	470
LG Uplus	83,915	587
NAVER	5,600	726
NH Investment & Securities	40,400	385
Samsung Biologics *	536	369
Samsung Electronics	102,290	4,015
SK Hynix	13,555	1,756
SK Square *	8,433	535
SK Telecom	10,200	384
Woori Financial Group	67,500	756
		20,723

Taiwan — 13.7%
	38,500	404
Accton Technology	27,100	470
Advantech	68,530	774
Cathay Financial Holding	298,500	550
CTBC Financial Holding	435,842	518
Delta Electronics	36,638	397
Eva Airways	641,700	784
Fubon Financial Holding	210,192	540
Hon Hai Precision Industry	108,229	476
King Slide Works	7,000	348
Largan Precision	19,589	1,390
MediaTek	58,553	2,451
Micro-Star International	71,525	349
Pou Chen	472,800	503
Realtek Semiconductor	23,800	375
Taiwan Semiconductor Manufacturing	615,562	16,871
Uni-President Enterprises	419,621	1,017
		28,217

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Thailand — 1.7%
Advanced Info Service	112,600	$913
Kasikornbank NVDR	200,654	955
Krung Thai Bank NVDR	664,100	472
PTT Exploration & Production NVDR	204,552	702
Thai Beverage	1,428,900	542
		3,584

Turkey — 0.5%
Akbank	231,400	318
Turkcell Iletisim Hizmetleri	166,236	420
Turkiye Garanti Bankasi	113,000	351
		1,089

United Arab Emirates — 3.0%
Air Arabia PJSC	454,701	384
Aldar Properties PJSC	278,800	639
Dubai Islamic Bank PJSC	241,689	472
Emaar Development PJSC	114,530	382
Emaar Properties PJSC	861,177	3,130
Emirates NBD Bank PJSC	65,920	362
Emirates Telecommunications Group PJSC	199,648	919
		6,288

United States — 0.2%
Titan Cement International	11,135	511

Total Common Stock
(Cost $194,981) ($ Thousands)		195,454

PREFERRED STOCK — 3.3%
Brazil — 2.9%
Banco Bradesco (A)	145,685	321
Itau Unibanco Holding (A)	221,799	1,217
Itausa (A)	670,703	1,107
Petroleo Brasileiro (A)	532,227	3,459
		6,104

South Korea — 0.4%
Hyundai Motor (A)	4,400	440
Samsung Electronics (A)	11,130	357
		797

Total Preferred Stock
(Cost $6,977) ($ Thousands)		6,901

EXCHANGE TRADED FUND — 0.9%
United States — 0.9%
iShares Core MSCI Emerging Markets ETF	34,890	1,883

Total Exchange Traded Fund
(Cost $1,894) ($ Thousands)		1,883

SEI Exchange Traded Funds

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Brazil — 0.0%
Itausa, Expires 04/14/2025 *	9,233	$5
Total Rights
(Cost $—) ($ Thousands)		5

Total Investments in Securities — 99.1%
(Cost $203,852) ($ Thousands)		$204,243

Percentages are based on Net Assets of $206,065 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	No interest Rate Available.

As of March 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS

March 31, 2025

SEI Select International Equity ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.9%
Australia — 3.4%
AGL Energy	180,876	$1,186
Aristocrat Leisure	25,884	1,035
Aurizon Holdings	422,300	816
Bendigo & Adelaide Bank	99,501	659
Brambles	65,981	824
Charter Hall Group ‡	93,763	945
Cochlear	4,453	728
Computershare	47,920	1,168
Dexus ‡	179,900	794
Evolution Mining	392,935	1,741
GPT Group ‡	268,806	730
HUB24	19,846	844
JB Hi-Fi	24,949	1,443
Lottery	251,038	745
Northern Star Resources	203,223	2,320
Qantas Airways	166,770	940
Qube Holdings	366,271	897
Stockland ‡	265,053	809
		18,624

Austria — 1.3%
ANDRITZ	11,967	668
BAWAG Group	17,360	1,781
Erste Group Bank	42,725	2,941
OMV	20,477	1,051
voestalpine	30,000	729
		7,170

Belgium — 1.1%
Ageas	19,438	1,162
KBC Group	32,642	2,962
UCB	9,044	1,590
		5,714

China — 0.9%
ANTA Sports Products	74,605	819
Prosus	18,288	841
SITC International Holdings	339,463	922
Wilmar International	345,801	862
Yangzijiang Shipbuilding Holdings	845,539	1,491
		4,935

Denmark — 1.5%
Danske Bank	87,321	2,846
Genmab *	3,741	726
Novo Nordisk, Cl B	27,131	1,846
Pandora	11,849	1,808
Sydbank	14,339	896
		8,122

Finland — 1.7%
Kone, Cl B	42,206	2,318
Konecranes	14,035	892
Nokia	674,593	3,527
Nordea Bank Abp	70,584	897

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orion, Cl B	24,014	$1,423
		9,057

France — 9.3%
Accor	43,660	1,976
Airbus	8,732	1,535
Amundi	26,538	2,064
Arkema	19,231	1,463
AXA	42,933	1,827
BNP Paribas	31,080	2,582
Bureau Veritas	65,904	1,989
Carrefour	80,043	1,143
Cie de Saint-Gobain	26,092	2,585
Cie Generale des Etablissements Michelin SCA	102,183	3,577
Dassault Systemes	19,534	737
Engie	48,005	935
EssilorLuxottica	10,291	2,950
Ipsen	6,193	712
Klepierre ‡	45,219	1,510
Legrand	30,047	3,156
L'Oreal	2,054	761
LVMH Moet Hennessy Louis Vuitton	4,888	3,019
Orange	82,537	1,069
Publicis Groupe	21,932	2,055
Rexel	83,368	2,232
Safran	11,745	3,070
SCOR	29,613	852
Societe Generale	35,656	1,594
Sodexo	9,871	633
Technip Energies	26,808	873
Teleperformance	23,806	2,378
Unibail-Rodamco-Westfield ‡	13,616	1,146
		50,423

Germany — 10.9%
adidas	3,221	754
Auto1 Group *	41,478	909
BASF	86,282	4,277
Bayer	55,522	1,324
Commerzbank	127,964	2,899
Continental	29,937	2,088
CTS Eventim & KGaA	30,352	3,023
Daimler Truck Holding	86,801	3,480
Deutsche Bank	39,277	926
Deutsche Boerse	24,138	7,095
Deutsche Lufthansa	119,439	864
Deutsche Telekom	113,621	4,200
Evonik Industries	156,030	3,360
Fresenius Medical Care	38,877	1,917
GEA Group	31,080	1,877
Heidelberg Materials	16,841	2,866
Mercedes-Benz Group	28,453	1,665
MTU Aero Engines	3,948	1,366

SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,455	$915
Rheinmetall	581	828
RWE	40,124	1,431
SAP	27,870	7,358
Siemens Energy *	43,972	2,557
Talanx	10,083	1,053
		59,032

Hong Kong — 1.2%
AIA Group	242,831	1,829
CK Asset Holdings	202,722	819
Jardine Matheson Holdings	22,548	955
Link ‡	168,536	789
United Laboratories International Holdings	522,357	982
WH Group	1,084,161	995
		6,369

Ireland — 0.8%
AIB Group	124,792	802
Bank of Ireland Group	222,205	2,603
Kerry Group, Cl A	8,416	880
		4,285

Israel — 1.1%
Bank Leumi Le-Israel	199,690	2,669
Check Point Software Technologies *	4,385	1,000
Mizrahi Tefahot Bank	18,400	822
Nova *	4,255	784
Plus500	24,834	880
		6,155

Italy — 3.8%
A2A	367,310	883
Coca-Cola HBC	49,063	2,219
Enel	452,085	3,661
Eni	60,785	939
Ferrari	2,494	1,056
Generali	73,701	2,578
Intesa Sanpaolo	307,969	1,575
Moncler	12,600	770
Recordati Industria Chimica e Farmaceutica	13,092	740
Reply	4,780	779
UniCredit	63,514	3,535
Unipol Gruppo	59,508	946
Webuild	245,220	839
		20,520

Japan — 19.4%
Aisin	68,500	744
Amada	79,592	770
Amano	30,029	800
Asahi Kasei	246,987	1,729
Asics	134,514	2,829
Bridgestone	59,358	2,380
Brother Industries	43,433	783

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Canon	99,274	$3,084
Central Japan Railway	58,003	1,107
Chugai Pharmaceutical	54,367	2,472
Credit Saison	33,562	791
Daiwa House Industry	76,195	2,516
Daiwa Securities Group	116,583	775
ENEOS Holdings	153,782	805
Fast Retailing	4,034	1,189
Fujikura	58,731	2,120
Fujitec	20,989	829
Fukuoka Financial Group	26,808	705
Haseko	64,318	845
Hikari Tsushin	4,260	1,098
Hirose Electric	6,754	779
Hitachi	136,488	3,156
Hoya	8,001	898
Iida Group Holdings	64,761	988
Inpex	122,086	1,680
Japan Post Holdings	128,899	1,287
Japan Post Insurance	41,978	852
Japan Tobacco	29,717	818
JFE Holdings	62,656	767
Kakaku.com	48,317	689
Kansai Electric Power	65,800	780
Keyence	4,364	1,707
Kobe Steel	70,137	811
Komatsu	114,140	3,287
Konami Group	23,910	2,811
Kuraray	82,433	1,010
Kyushu Electric Power	82,492	720
Mazda Motor	110,972	699
MINEBEA MITSUMI	109,262	1,588
Mitsubishi Heavy Industries	90,126	1,522
Mitsubishi UFJ Financial Group	133,267	1,792
Miura	32,043	634
MS&AD Insurance Group Holdings	36,367	784
NGK Insulators	63,903	784
Nintendo	15,594	1,054
Nippon Paint Holdings	194,800	1,460
Nippon Steel	54,782	1,171
Nippon Telegraph & Telephone	802,886	777
Nitto Denko	48,856	894
NSK	185,000	789
Obayashi	130,457	1,731
Olympus	164,658	2,144
Ono Pharmaceutical	70,489	755
Panasonic Holdings	96,468	1,143
Recruit Holdings	15,481	793
Resona Holdings	479,415	4,126
Ryohin Keikaku	50,314	1,366
Sankyo	76,195	1,108
Sankyu	21,405	878
Sanrio	28,066	1,289

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS

March 31, 2025

SEI Select International Equity ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Santen Pharmaceutical	68,330	$648
Sanwa Holdings	31,080	991
Seiko Epson	62,683	1,000
Sekisui House	37,510	838
Shimano	5,611	787
Shimizu	89,000	788
Shionogi	83,784	1,258
Sohgo Security Services	103,849	779
Sojitz	35,224	773
Subaru	49,771	880
Sumitomo Mitsui Financial Group	82,528	2,094
Suntory Beverage & Food	59,878	1,981
Suzuken	25,400	839
Takeda Pharmaceutical	69,975	2,065
TDK	132,635	1,371
Terumo	132,020	2,469
Toho Holdings	24,320	725
Tokyo Electric Power Holdings *	183,174	526
Toray Industries	242,416	1,647
Tosoh	56,837	781
Toyo Suisan Kaisha	13,300	782
ZOZO	86,034	825
		105,539

Luxembourg — 0.7%
ArcelorMittal	139,501	3,989

Macao — 0.3%
Galaxy Entertainment Group	367,574	1,436

Netherlands — 4.2%
ABN AMRO Bank	48,440	1,013
Argenx *	1,186	693
ASML Holding	3,325	2,177
ING Groep	291,583	5,666
Koninklijke Ahold Delhaize	102,495	3,826
Koninklijke Philips *	39,292	992
Koninklijke Vopak	17,976	779
NN Group	24,949	1,382
Randstad	31,720	1,309
Universal Music Group	71,153	1,954
Wolters Kluwer	20,166	3,127
		22,918

New Zealand — 0.2%
Fisher & Paykel Healthcare	52,081	989

Norway — 1.7%
Equinor	195,786	5,179
Kongsberg Gruppen	18,678	2,721
Orkla	116,836	1,279
		9,179

Singapore — 0.8%
DBS Group Holdings	27,639	956
Keppel DC REIT ‡	518,909	830

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Oversea-Chinese Banking	69,617	$896
Singapore Airlines	165,004	833
United Overseas Bank	32,627	925
		4,440

Spain — 3.8%
ACS Actividades de Construccion y Servicios	22,975	1,309
Aena SME	4,156	972
Amadeus IT Group	48,890	3,723
Banco Bilbao Vizcaya Argentaria	280,017	3,795
Banco Santander	435,493	2,915
CaixaBank	680,362	5,272
Iberdrola	55,174	890
Industria de Diseno Textil	15,274	757
Repsol	91,581	1,217
		20,850

Sweden — 2.2%
AAK	37,214	1,037
Assa Abloy, Cl B	27,200	812
Atlas Copco, Cl A	49,300	782
Atlas Copco, Cl B	143,869	2,010
Avanza Bank Holding	25,457	774
Betsson, Cl B	52,057	806
Evolution	8,540	634
Industrivarden, Cl A	23,379	856
Loomis, Cl B	21,405	866
Skandinaviska Enskilda Banken, Cl A	70,272	1,151
SSAB, Cl B	177,551	1,077
Swedbank	39,500	896
		11,701

Switzerland — 4.0%
Accelleron Industries	22,663	1,045
Belimo Holding	1,974	1,207
Chocoladefabriken Lindt & Spruengli	100	1,349
Cie Financiere Richemont, Cl A	29,209	5,049
Geberit	1,455	904
Givaudan	209	897
Helvetia Holding	6,634	1,370
Julius Baer Group	33,474	2,297
Logitech International	9,871	825
Lonza Group	1,351	828
Schindler Holding	2,909	907
Sulzer	4,600	779
UBS Group	68,978	2,095
Zurich Insurance Group	3,100	2,155
		21,707

United Kingdom — 15.4%
AJ Bell	128,138	665
AstraZeneca	14,243	2,069
Auto Trader Group	70,729	679
Balfour Beatty	141,300	792
Barclays	1,952,829	7,254

SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Berkeley Group Holdings	16,937	$784
Breedon Group	133,312	772
British Land ‡	216,012	1,030
Centrica	526,098	1,014
CK Hutchison Holdings	180,876	1,017
Compass Group	46,570	1,535
ConvaTec Group	481,191	1,597
Cranswick	13,508	855
Diageo	66,839	1,738
Halma	46,881	1,562
Hill & Smith	32,315	728
Howden Joinery Group	233,060	2,163
HSBC Holdings	404,915	4,567
IMI	32,500	792
Imperial Brands	96,676	3,575
Inchcape	82,596	714
Intertek Group	12,573	812
Investec	112,946	699
J Sainsbury	884,939	2,687
JET2	37,159	594
Johnson Matthey	44,368	758
Just Group	411,782	781
Kingfisher	253,532	829
Land Securities Group ‡	104,634	743
London Stock Exchange Group	18,607	2,752
Marks & Spencer Group	670,694	3,078
Morgan Sindall Group	15,134	645
NatWest Group	949,389	5,537
Next	21,828	3,123
Premier Foods	312,948	743
Quilter	532,232	1,013
Reckitt Benckiser Group	53,639	3,621
RELX	17,248	862
Rentokil Initial	356,808	1,601
Rolls-Royce Holdings *	421,231	4,072
Sage Group	62,136	968
Standard Chartered	330,786	4,865
Tesco	1,038,892	4,456
Unilever	25,988	1,546
Vodafone Group	1,308,746	1,232
		83,919

United States — 8.2%
BP	165,033	929
CyberArk Software *	2,074	701
Experian	46,050	2,121
GSK	300,583	5,672
Holcim	7,689	821
Monday.com *	2,571	625
Nestle	15,490	1,564
Novartis	64,242	7,104
Roche Holding	34,667	11,383
Sanofi	46,066	5,072
Shell	127,756	4,658

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stellantis	56,837	$630
Swiss Re	7,173	1,216
Tenaris	102,910	2,008
		44,504

Total Common Stock
(Cost $508,072) ($ Thousands)		531,577

PREFERRED STOCK — 0.4%
Germany — 0.4%
Porsche Automobil Holding (A)	21,301	795
Volkswagen (A)	13,304	1,345

Total Preferred Stock
(Cost $2,162) ($ Thousands)		2,140
Total Investments in Securities — 98.3%
(Cost $510,234) ($ Thousands)		$533,717

Percentages are based on Net Assets of $543,113 ($ Thousands).
‡	Real Estate Investment Trust.
*	Non-income producing security.
(A)	No interest rate available.

As of March 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS

March 31, 2025

SEI Select Small Cap ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.6%

Communication Services — 2.9%
Bandwidth, Cl A *	12,338	$162
Cargurus, Cl A *	28,387	827
Cinemark Holdings	23,702	590
EverQuote, Cl A *	12,363	324
IDT, Cl B	7,089	364
Liberty Latin America, Cl A *	24,185	153
Liberty Latin America, Cl C *	49,123	305
MediaAlpha, Cl A *	12,414	115
QuinStreet *	16,611	296
Scholastic	16,463	311
Shutterstock	16,327	304
Sinclair	13,893	221
TEGNA	19,621	357
Thryv Holdings *	8,070	103
Yelp, Cl A *	42,488	1,573
Ziff Davis *	8,801	331

		6,336
Consumer Discretionary — 12.5%
Abercrombie & Fitch, Cl A *	8,813	673
Adtalem Global Education *	12,338	1,242
American Axle & Manufacturing Holdings *	84,932	346
Bloomin' Brands	63,224	453
Boot Barn Holdings *	2,839	305
Brinker International *	10,762	1,604
Build-A-Bear Workshop, Cl A	6,317	235
Burlington Stores *	3,061	729
Carter's	7,864	322
Cavco Industries *	2,416	1,255
Champion Homes *	5,939	563
Cricut, Cl A	35,577	183
Dave & Buster's Entertainment *	19,253	338
Ethan Allen Interiors	16,520	458
Frontdoor *	30,800	1,183
Funko, Cl A *	19,238	132
GigaCloud Technology, Cl A *	13,869	197
G-III Apparel Group *	25,332	693
Haverty Furniture	9,230	182
KB Home	8,607	500
Kontoor Brands	6,406	411
La-Z-Boy, Cl Z	25,698	1,004
M/I Homes *	6,540	747
Meritage Homes	18,740	1,328
Modine Manufacturing *	6,123	470
Monarch Casino & Resort	6,096	474
Movado Group	12,095	202
Ollie's Bargain Outlet Holdings *	6,346	738
Perdoceo Education	18,693	471
Pool	2,091	666
Standard Motor Products	14,843	370
Steven Madden	17,673	471
Stride *	16,189	2,048

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Super Group SGHC	45,158	$291
Taylor Morrison Home, Cl A *	25,327	1,521
Urban Outfitters *	56,405	2,956
Whirlpool	16,235	1,463

		27,224
Consumer Staples — 5.0%
Andersons	8,720	374
Cal-Maine Foods	6,819	620
Church & Dwight	4,557	502
Dole	45,463	657
Herbalife *	27,407	237
Ingles Markets, Cl A	6,377	415
Pilgrim's Pride *	21,655	1,180
PriceSmart	2,682	236
PRIMO BRANDS	51,720	1,836
Sprouts Farmers Market *	20,455	3,122
Turning Point Brands	11,039	656
USANA Health Sciences *	6,679	180
Vita Coco *	9,324	286
Vital Farms *	21,272	648

		10,949
Energy — 4.1%
Ardmore Shipping	35,160	344
CNX Resources *	34,952	1,100
CONSOL Energy	4,749	366
CVR Energy	24,213	470
Delek US Holdings	55,152	831
Helmerich & Payne	37,432	978
HF Sinclair	19,958	656
Murphy Oil	13,002	369
Northern Oil & Gas	14,478	438
Par Pacific Holdings *	27,512	392
PBF Energy, Cl A	22,814	436
REX American Resources *	4,421	166
SandRidge Energy	21,049	241
Scorpio Tankers	17,116	643
Teekay	49,912	328
Teekay Tankers, Cl A	8,907	341
Veren	135,074	894

		8,993
Financials — 21.4%
Amalgamated Financial	14,925	429
Axos Financial *	13,091	845
Bank of NT Butterfield & Son	27,368	1,065
BankUnited	15,210	524
Blackstone Mortgage Trust, Cl A ‡	24,584	492
Bread Financial Holdings	30,938	1,549
Bridgewater Bancshares *	15,950	221
Brightsphere Investment Group	16,129	417
Camden National	5,995	243
Central Pacific Financial	16,037	434

SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chimera Investment ‡	13,313	$171
CNO Financial Group	71,154	2,963
Columbia Banking System	75,265	1,877
Comerica	24,213	1,430
Community Trust Bancorp	4,499	227
ConnectOne Bancorp	28,062	682
Customers Bancorp *	19,203	964
Dave *	5,335	441
Enova International *	13,638	1,317
First Busey	37,514	810
First Commonwealth Financial	74,495	1,158
First Financial	5,537	271
First Financial Bancorp	18,404	460
FNB	78,809	1,060
Hancock Whitney	33,489	1,756
Independent Bank	21,953	941
Jackson Financial, Cl A	25,419	2,130
Kinsale Capital Group	975	474
Lemonade *	12,605	396
LendingClub *	48,565	501
LendingTree *	3,896	196
Lincoln National	51,858	1,862
Marqeta, Cl A *	93,559	385
Mercantile Bank	3,850	167
Merchants Bancorp	11,642	431
Metropolitan Bank Holding *	4,655	261
Navient	55,013	695
NBT Bancorp	27,182	1,166
Nelnet, Cl A	2,093	232
NerdWallet, Cl A *	27,443	248
New York Community Bancorp	43,979	511
Northrim BanCorp	3,442	252
OFG Bancorp	29,316	1,173
Old National Bancorp	109,515	2,321
Pathward Financial	15,678	1,144
Perella Weinberg Partners, Cl A	14,326	264
Piper Sandler	2,597	643
PJT Partners	4,918	678
Preferred Bank	8,582	718
PROG Holdings	26,115	695
Ryan Specialty Holdings, Cl A	12,060	891
Sierra Bancorp	8,488	237
Towne Bank	10,317	353
TPG RE Finance Trust ‡	27,934	228
UMB Financial	8,165	825
Unity Bancorp	6,190	252
Universal Insurance Holdings	17,162	407
Upstart Holdings *	6,474	298
Victory Capital Holdings, Cl A	13,251	767
World Acceptance *	2,002	253
Zions Bancorp	35,577	1,774

		46,575

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 13.6%
ACADIA Pharmaceuticals *	35,022	$582
Addus HomeCare *	3,540	350
ADMA Biologics *	44,882	890
Akebia Therapeutics *	171,022	328
Alignment Healthcare *	28,156	524
Alkermes *	29,177	963
Amneal Pharmaceuticals *	27,645	232
Anavex Life Sciences *	41,929	360
ANI Pharmaceuticals *	8,766	587
Arcutis Biotherapeutics *	28,203	441
Avanos Medical *	22,126	317
Aveanna Healthcare Holdings *	44,622	242
Bio-Techne	8,953	525
Blueprint Medicines *	3,852	341
CareDx *	16,732	297
Catalyst Pharmaceuticals *	69,439	1,684
Certara *	28,346	281
Collegium Pharmaceutical *	28,295	845
Corcept Therapeutics *	25,327	2,893
Ensign Group	4,965	643
Evolus *	9,926	119
Globus Medical, Cl A *	8,536	625
Haemonetics *	6,494	413
Halozyme Therapeutics *	25,140	1,604
Harmony Biosciences Holdings *	26,040	864
Hims & Hers Health *	15,307	452
ICU Medical *	4,918	683
Inmode *	20,368	361
Innoviva *	36,552	663
Intellia Therapeutics *	44,622	317
iRadimed	5,125	269
Krystal Biotech *	2,738	494
Lantheus Holdings *	11,039	1,077
LeMaitre Vascular	7,098	596
Ligand Pharmaceuticals *	4,691	493
LivaNova *	11,584	455
Madrigal Pharmaceuticals *	1,021	338
Merit Medical Systems *	8,488	897
Omnicell *	4,731	165
Option Care Health *	18,408	643
OraSure Technologies *	63,325	213
Pediatrix Medical Group *	18,474	268
Phibro Animal Health, Cl A	11,433	244
Protagonist Therapeutics *	10,933	529
Recursion Pharmaceuticals, Cl A *	33,718	178
Repligen *	3,583	456
SIGA Technologies *	34,047	187
TG Therapeutics *	11,921	470
Travere Therapeutics *	12,895	231
Twist Bioscience *	5,148	202
Vanda Pharmaceuticals *	49,540	227
Varex Imaging *	22,810	265

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS

March 31, 2025

SEI Select Small Cap ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Veracyte *	27,140	$805
Verve Therapeutics *	47,498	217
Waystar Holding *	9,278	347

		29,692
Industrials — 15.9%
AAON	7,236	565
ABM Industries	25,836	1,224
Advanced Drainage Systems	3,496	380
American Superconductor *	21,013	381
Apogee Enterprises	12,984	602
Applied Industrial Technologies	1,441	325
Argan	7,995	1,049
Astec Industries	17,990	620
Atkore	9,649	579
Atmus Filtration Technologies	16,235	596
Axon Enterprise *	2,042	1,074
AZZ	2,088	175
Barrett Business Services	6,376	262
Blue Bird *	8,674	281
Brink's	1,441	124
Brookfield Business, Cl A	7,585	202
Conduent *	121,564	328
Copart *	13,294	752
Costamare	30,938	304
DNOW *	25,698	439
DXP Enterprises *	6,515	536
ExlService Holdings *	59,235	2,796
Exponent	10,900	884
Federal Signal	3,736	275
Franklin Covey *	5,798	160
FTAI Aviation	3,104	345
GEO Group *	11,711	342
Graham *	8,175	236
Heidrick & Struggles International	14,126	605
Huron Consulting Group *	2,272	326
Insteel Industries	12,687	334
Interface, Cl A	36,644	727
Janus International Group *	89,106	642
Kelly Services, Cl A	22,771	300
Korn Ferry	7,752	526
LSI Industries	14,325	243
Masterbrand *	25,269	330
Miller Industries	3,920	166
Mueller Industries	16,307	1,242
Mueller Water Products, Cl A	68,140	1,732
NEXTracker, Cl A *	20,317	856
Pitney Bowes	33,393	302
Powell Industries	3,805	648
Primoris Services	11,458	658
RBC Bearings *	3,334	1,073
Resources Connection	27,805	182
REV Group	11,362	359
Rocket Lab USA *	18,575	332

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rollins	19,157	$1,035
Sensata Technologies Holding	6,591	160
SkyWest *	13,451	1,175
SPX Technologies *	2,873	370
Steelcase, Cl A	36,798	403
Sterling Infrastructure *	2,893	327
Sun Country Airlines Holdings *	22,706	280
Tennant	4,125	329
Terex	14,194	536
Titan International *	32,567	273
Trex *	8,153	474
Watsco	1,858	944
WESCO International	2,282	354
Willdan Group *	6,791	276
Zurn Elkay Water Solutions	6,356	210

		34,565
Information Technology — 12.7%
ACI Worldwide *	17,921	980
ACM Research, Cl A *	11,735	274
Alarm.com Holdings *	8,280	461
Aurora Innovation, Cl A *	54,688	368
AvePoint *	19,695	284
Axcelis Technologies *	2,559	127
Badger Meter	5,194	988
Belden	11,321	1,135
Benchmark Electronics	5,102	194
Braze, Cl A *	4,731	171
Clear Secure, Cl A	45,088	1,168
Clearfield *	9,392	279
Clearwater Analytics Holdings, Cl A *	26,672	715
CommScope Holding *	39,707	211
CommVault Systems *	11,039	1,742
Consensus Cloud Solutions *	11,179	258
Credo Technology Group Holding *	13,439	540
Descartes Systems Group *	4,505	454
DigitalOcean Holdings *	14,380	480
Diodes *	8,128	351
EPAM Systems *	1,482	250
Fabrinet *	7,050	1,392
Fair Isaac *	509	939
Hackett Group	9,237	270
Intapp *	8,000	467
InterDigital	2,971	614
IonQ *	14,713	325
Itron *	2,088	219
Keysight Technologies *	7,375	1,105
LiveRamp Holdings *	16,301	426
Monolithic Power Systems	1,300	754
NetScout Systems *	25,419	534
Novanta *	2,506	320
Olo, Cl A *	60,781	367
Onto Innovation *	2,472	300
Open Text	22,529	569

SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PC Connection	2,968	$185
Photronics *	62,991	1,308
Q2 Holdings *	6,346	508
Qualys *	1,901	239
Sanmina *	4,314	329
ScanSource *	4,918	167
Silicon Motion Technology ADR	26,192	1,324
SPS Commerce *	3,163	420
TTM Technologies *	14,657	301
Tyler Technologies *	1,717	998
Unisys *	54,443	250
Verint Systems *	15,122	270
Vertex, Cl A *	11,596	406
Viasat *	40,262	420
Xerox Holdings	80,849	390

		27,546
Materials — 5.5%
AdvanSix	19,197	435
Alpha Metallurgical Resources *	3,943	494
Balchem	4,870	809
Cabot	8,686	722
Carpenter Technology	1,485	269
Chemours	22,202	300
Cleveland-Cliffs *	186,377	1,532
Commercial Metals	47,591	2,190
FMC	33,026	1,393
Hudbay Minerals	67,630	513
Knife River *	2,461	222
LSB Industries *	31,079	205
Rayonier Advanced Materials *	47,186	271
SSR Mining *	126,546	1,269
SunCoke Energy	29,250	269
Sylvamo	6,261	420
Warrior Met Coal	13,510	645

		11,958
Real Estate — 5.0%
Acadia Realty Trust ‡	9,702	203
American Assets Trust ‡	29,960	603
American Healthcare ‡	16,977	514
Armada Hoffler Properties ‡	50,893	382
Compass, Cl A *	35,681	312
CoStar Group *	9,603	761
CTO Realty Growth ‡	12,060	233
Cushman & Wakefield *	49,693	508
DiamondRock Hospitality ‡	99,649	769
Diversified Healthcare Trust ‡	49,819	120
Highwoods Properties ‡	59,652	1,768
Independence Realty Trust ‡	12,114	257
Industrial Logistics Properties Trust ‡	57,080	196
Kennedy-Wilson Holdings	35,393	307
Newmark Group, Cl A	99,497	1,211
Piedmont Office Realty Trust, Cl A ‡	63,966	471

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Brokerage *	37,637	$153
RMR Group, Cl A	9,455	157
Safehold ‡	7,100	133
Saul Centers ‡	5,890	213
Service Properties Trust ‡	131,664	344
SL Green Realty ‡	8,421	486
Terreno Realty ‡	12,350	781

		10,882
Utilities — 1.0%
BROOKFIELD INFRASTRUCTURE	47,081	1,704
Consolidated Water	13,245	324
Unitil	3,954	228

		2,256
Total Common Stock
(Cost $230,868) ($ Thousands)		216,976
Total Investments in Securities — 99.6%
(Cost $230,868) ($ Thousands)		$216,976

Percentages are based on Net Assets of $217,858 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.

As of March 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Portfolio Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

NVDR — Non-voting Depository Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2025

	SEI Enhanced U.S. Large Cap Quality Factor ETF		SEI Enhanced U.S. Large Cap Momentum Factor ETF
Assets:
Investments, at value†	$277,306		$511,827
Cash	1,606		4,175
Foreign currency, at value ††	—		—
Dividends receivable	319		157
Unrealized gain on foreign spot currency contracts	—		—
Foreign tax reclaim receivable	—		—
Total Assets	279,231		516,159
Liabilities:
Investment advisory fees payable	65		118
Total Liabilities	65		118
Net Assets	$279,166		$516,041
† Cost of investments	$257,706		$474,247
†† Cost of foreign currency	—		—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$264,190		$499,417
Total distributable earnings (accumulated losses)	14,976		16,624
Net Assets	$279,166		$516,041
Net Asset Value, Offering and Redemption Price Per Share	$34.90		$36.09
	($279,166,449 ÷ 8,000,000 shares	)	($516,041,318 ÷ 14,300,000 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2025

SEI Enhanced U.S. Large Cap Value Factor ETF		SEI Enhanced Low Volatility U.S. Large Cap ETF		SEI Select Emerging Markets Equity ETF		SEI Select International Equity ETF		SEI Select Small Cap ETF

$522,600		$144,701		$204,243		$533,717		$216,976
3,035		894		911		6,797		831
—		—		106		586		—
604		156		889		2,294		173
—		—		—		1		—
1		1		5		—		9
526,240		145,752		206,153		543,395		217,989

113		37		88		282		131
113		37		88		282		131
$526,127		$145,715		$206,065		$543,113		$217,858
$494,189		$126,560		$203,852		$510,234		$230,868
—		—		106		583		—

$512,385		$129,006		$207,134		$524,046		$240,695
13,742		16,709		(1,069)		19,067		(22,837)
$526,127		$145,715		$206,065		$543,113		$217,858
$32.48		$30.68		$24.39		$26.02		$23.74
($526,127,316 ÷ 16,200,000 shares	)	($145,715,106 ÷ 4,750,000 shares	)	($206,065,045 ÷ 8,450,000 shares	)	($543,113,288 ÷ 20,875,000 shares	)	($217,857,785 ÷ 9,175,000 shares	)

SEI Exchange Traded Funds

STATEMENTS OF OPERATIONS ($ Thousands)

For the period or year ended March 31, 2025

	SEI Enhanced U.S. Large Cap Quality Factor ETF	SEI Enhanced U.S. Large Cap Momentum Factor ETF
	4/1/2024 to 3/31/2025	4/1/2024 to 3/31/2025
Investment income:
Dividends	$3,145	$3,919
Less: foreign taxes withheld	—	(21)
Total investment income	3,145	3,898
Expenses:
Investment advisory fees	377	757
Trustee fees	6	13
Proxy fees	2	5
Total expenses	385	775
Net investment income	2,760	3,123
Net realized gain (loss) on:
Investments(2)	7,747	55,416
Foreign currency transactions	—	—
Net realized gain (loss)	7,747	55,416
Net change in unrealized appreciation (depreciation) on:
Investments	11,090	1,987
Foreign currency and translation of other assets and liabilities denominated in foreign currency	—	—
Net change in unrealized appreciation (depreciation)	11,090	1,987
Net realized and unrealized gain (loss)	18,837	57,403
Net increase (decrease) in net assets resulting from operations	$21,597	$60,526

(1)	Commenced operations on October 8, 2024
(2)	Includes realized gains (losses) as a result of in-kind redemptions (see Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

STATEMENTS OF OPERATIONS ($ Thousands)

For the period or year ended March 31, 2025

SEI Enhanced U.S. Large Cap Value Factor ETF	SEI Enhanced Low Volatility U.S. Large Cap ETF	SEI Select Emerging Markets Equity ETF	SEI Select International Equity ETF	SEI Select Small Cap ETF
4/1/2024 to 3/31/2025	4/1/2024 to 3/31/2025	10/8/2024 to 3/31/2025 (1)	10/8/2024 to 3/31/2025 (1)	10/8/2024 to 3/31/2025 (1)

$10,132	$2,799	$2,635	$5,657	$1,601
(3)	—	(353)	(642)	(13)
10,129	2,799	2,282	5,015	1,588

740	200	509	1,099	535
12	3	1	2	1
4	1	2	4	2
756	204	512	1,105	538
9,373	2,595	1,770	3,910	1,050

32,730	1,673	(2,527)	1,053	(5,622)
—	—	(87)	(101)	—
32,730	1,673	(2,614)	952	(5,622)

(12,949)	11,479	391	23,483	(13,892)
—	—	(4)	12	—
(12,949)	11,479	387	23,495	(13,892)
19,781	13,152	(2,227)	24,447	(19,514)
$29,154	$15,747	$(457)	$28,357	$(18,464)

SEI Exchange Traded Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the year ended March 31, 2025 and the year ended March 31, 2024

	SEI Enhanced U.S. Large Cap Quality Factor ETF
	4/1/2024 to 3/31/2025	4/1/2023 to 3/31/2024
Operations:
Net investment income	$2,760	$607
Net realized gain	7,747	773
Net change in unrealized appreciation (depreciation)	11,090	7,479
Net increase in net assets resulting from operations	21,597	8,859
Distributions	(2,474)	(184)
Capital share transactions:
Proceeds from shares issued	107,848	212,940
Cost of shares redeemed	(73,624)	(9,389)
Net increase in net assets derived from capital share transactions	34,224	203,551
Net increase in net assets	53,347	212,226
Net assets:
Beginning of year	225,819	13,593
End of year	$279,166	$225,819
Share Transactions:
Shares issued	3,100	6,825
Shares issued in lieu of dividends and distributions	—	—
Shares redeemed	(2,125)	(300)
Increase (decrease) in net assets derived from share transactions	975	6,525

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the year ended March 31, 2025 and the year ended March 31, 2024

	SEI Enhanced U.S. Large Cap Momentum Factor ETF
	4/1/2024 to 3/31/2025	4/1/2023 to 3/31/2024
Operations:
Net investment income	$3,123	$559
Net realized gain (loss)	55,416	(1,702)
Net change in unrealized appreciation (depreciation)	1,987	34,409
Net increase in net assets resulting from operations	60,526	33,266
Distributions	(2,603)	(238)
Capital share transactions:
Proceeds from shares issued	285,882	409,639
Cost of shares redeemed	(290,149)	(1,329)
Net increase/(decrease) in net assets derived from capital share transactions	(4,267)	408,310
Net increase in net assets	53,656	441,338
Net assets:
Beginning of year	462,385	21,047
End of year	$516,041	$462,385
Share Transactions:
Shares issued	7,575	13,625
Shares issued in lieu of dividends and distributions	—	—
Shares redeemed	(7,675)	(50)
Increase (decrease) in net assets derived from share transactions	(100)	13,575

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the year ended March 31, 2025 and the year ended March 31, 2024

	SEI Enhanced U.S. Large Cap Value Factor ETF
	4/1/2024 to 3/31/2025	4/1/2023 to 3/31/2024
Operations:
Net investment income	$9,373	$1,948
Net realized gain	32,730	695
Net change in unrealized appreciation (depreciation)	(12,949)	41,526
Net increase in net assets resulting from operations	29,154	44,169
Distributions	(8,298)	(593)
Capital share transactions:
Proceeds from shares issued	257,274	423,105
Cost of shares redeemed	(219,014)	(20,214)
Net increase in net assets derived from capital share transactions	38,260	402,891
Net increase in net assets	59,116	446,467
Net assets:
Beginning of year	467,011	20,544
End of year	$526,127	$467,011
Share Transactions:
Shares issued	7,900	14,925
Shares issued in lieu of dividends and distributions	—	—
Shares redeemed	(6,775)	(700)
Increase (decrease) in net assets derived from share transactions	1,125	14,225

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the year ended March 31, 2025 and the year ended March 31, 2024

	SEI Enhanced Low Volatility U.S. Large Cap ETF
	4/1/2024 to 3/31/2025	4/1/2023 to 3/31/2024
Operations:
Net investment income	$2,595	$600
Net realized gain	1,673	755
Net change in unrealized appreciation (depreciation)	11,479	6,305
Net increase in net assets resulting from operations	15,747	7,660
Distributions	(2,359)	(263)
Capital share transactions:
Proceeds from shares issued	18,998	118,168
Cost of shares redeemed	(15,079)	(9,134)
Net increase in net assets derived from capital share transactions	3,919	109,034
Net increase in net assets	17,307	116,431
Net assets:
Beginning of year	128,408	11,977
End of year	$145,715	$128,408
Share Transactions:
Shares issued	625	4,500
Shares issued in lieu of dividends and distributions	—	—
Shares redeemed	(500)	(350)
Increase (decrease) in net assets derived from share transactions	125	4,150

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the period ended March 31, 2025

SEI Select Emerging Markets Equity ETF
10/8/2024(1) to 3/31/2025
Operations:
Net investment income	$1,770
Net realized loss	(2,614)
Net change in unrealized appreciation (depreciation)	387
Net decrease in net assets resulting from operations	(457)
Distributions	(612)
Capital share transactions:
Proceeds from shares issued	207,134
Net increase in net assets derived from capital share transactions	207,134
Net increase in net assets	206,065
Net assets:
Beginning of year	—
End of year	$206,065
Share Transactions:
Shares issued	8,450
Shares issued in lieu of dividends and distributions	—
Shares redeemed	—
Increase (decrease) in net assets derived from share transactions	8,450

(1) Commenced operations October, 8, 2024.
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the period ended March 31, 2025

SEI Select International Equity ETF
10/8/2024(1) to 3/31/2025
Operations:
Net investment income	$3,910
Net realized gain	952
Net change in unrealized appreciation (depreciation)	23,495
Net increase in net assets resulting from operations	28,357
Distributions	(844)
Capital share transactions:
Proceeds from shares issued	579,417
Cost of shares redeemed	(63,817)
Net increase in net assets derived from capital share transactions	515,600
Net increase in net assets	543,113
Net assets:
Beginning of year	—
End of year	$543,113
Share Transactions:
Shares issued	23,325
Shares issued in lieu of dividends and distributions	—
Shares redeemed	(2,450)
Increase (decrease) in net assets derived from share transactions	20,875

(1) Commenced operations October, 8, 2024.
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the period ended March 31, 2025

SEI Select Small Cap ETF
10/8/2024(1) to 3/31/2025
Operations:
Net investment income	$1,050
Net realized loss	(5,622)
Net change in unrealized appreciation (depreciation)	(13,892)
Net decrease in net assets resulting from operations	(18,464)
Distributions	(516)
Capital share transactions:
Proceeds from shares issued	266,529
Cost of shares redeemed	(29,691)
Net increase in net assets derived from capital share transactions	236,838
Net increase in net assets	217,858
Net assets:
Beginning of year	—
End of year	$217,858
Share Transactions:
Shares issued	10,325
Shares issued in lieu of dividends and distributions	—
Shares redeemed	(1,150)
Increase (decrease) in net assets derived from share transactions	9,175

(1) Commenced operations October, 8, 2024.
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

FINANCIAL HIGHLIGHTS

For the year or period ended March 31, 2025 and the years or periods ended March 31,

For a Share Outstanding Throughout Each Year/Period

	Net asset value, beginning of year or period	Net investment income(1)	Net realized and unrealized gains (losses) on securities	Total from operations	Distributions from net investment income	Distributions from realized gains	Total dividends and distributions	Net asset value, end of year or period	Total Return†	Net assets, end of year or period ($ Thousands)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover†
SEI Enhanced U.S. Large Cap Quality Factor ETF
2025	$32.15	$0.37	$2.72	$3.09	$(0.34)	$–	$(0.34)	$34.90	9.65%	$279,166	0.15%	1.10%	40%
2024	27.19	0.44	4.85	5.29	(0.33)	–	(0.33)	32.15	19.60	225,819	0.15	1.44	23
2023(2)	24.91	0.30	2.19	2.49	(0.21)	–	(0.21)	27.19	10.08	13,593	0.15	1.35	40
SEI Enhanced U.S. Large Cap Momentum Factor ETF
2025	$32.11	$0.22	$3.94	$4.16	$(0.18)	$–	$(0.18)	$36.09	12.97%	$516,041	0.15%	0.62%	78%
2024	25.51	0.21	6.64	6.85	(0.25)	–	(0.25)	32.11	27.08	462,385	0.15	0.70	40
2023(2)	26.35	0.33	(0.92)	(0.59)	(0.25)	–	(0.25)	25.51	2.74	21,047	0.15	1.52	63
SEI Enhanced U.S. Large Cap Value Factor ETF
2025	$30.98	$0.61	$1.44	$2.05	$(0.55)	$–	$(0.55)	$32.48	6.65%	$526,127	0.15%	1.90%	60%
2024	24.17	0.69	6.70	7.39	(0.58)	–	(0.58)	30.98	31.11	467,011	0.15	2.44	32
2023(2)	24.95	0.58	(0.97)	(0.39)	(0.39)	–	(0.39)	24.17	(1.52)	20,544	0.15	2.74	43
SEI Enhanced Low Volatility U.S. Large Cap ETF
2025	$27.76	$0.56	$2.87	$3.43	$(0.51)	$–	$(0.51)	$30.68	12.53%	$145,715	0.15%	1.95%	16%
2024	25.21	0.54	2.54	3.08	(0.53)	–	(0.53)	27.76	12.47	128,408	0.15	2.04	13
2023(2)	24.79	0.48	0.25	0.73	(0.31)	–	(0.31)	25.21	3.02	11,977	0.15	2.24	24
SEI Select Emerging Markets Equity ETF
2025(3)	$25.00	$0.24	$(0.78)	$(0.54)	$(0.07)	$–	$(0.07)	$24.39	(2.14)%	$206,065	0.60%	2.07%	34%
SEI Select International Equity ETF
2025(3)	$25.00	$0.21	$0.85	$1.06	$(0.04)	$–	$(0.04)	$26.02	4.25%	$543,113	0.50%	1.77%	31%
SEI Select Small Cap ETF
2025(3)	$25.30	$0.13	$(1.63)	$(1.50)	$(0.06)	$–	$(0.06)	$23.74	(5.96)%	$217,858	0.55%	1.07%	24%

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	Commenced operations on May 18, 2022. All ratios for the period have been annualized.
(3)	Commenced operations on October 8, 2024. All ratios for the period have been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2025

1. ORGANIZATION

SEI Exchange Traded Funds (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated October 7, 2021.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with seven funds: SEI Enhanced U.S. Large Cap Quality Factor ETF, SEI Enhanced U.S. Large Cap Momentum Factor ETF, SEI Enhanced U.S. Large Cap Value Factor ETF, SEI Enhanced Low Volatility U.S. Large Cap ETF, SEI Select Emerging Markets Equity ETF, SEI Select International Equity ETF and SEI Select Small Cap ETF (each a “Fund” and together the “Funds”) each of which are diversified Funds. Each Fund’s prospectus provides a description of its investment goal, principal investment strategies and risks. The SEI Enhanced U.S. Large Cap Quality Factor ETF, SEI Enhanced U.S. Large Cap Momentum Factor ETF, SEI Enhanced U.S. Large Cap Value Factor ETF, SEI Enhanced Low Volatility U.S. Large Cap ETF commenced operations on May 18, 2022. The SEI Select Emerging Markets Equity ETF, SEI Select International Equity ETF and SEI Select Small Cap ETF commenced operations on October 8, 2024. The assets of each Fund are segregated, and an Authorized Participant’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC has appointed a Valuation Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”). Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable Net Asset Value (“NAV”) per share, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, a Fund will value the securities using a bid price from at least one independent broker.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Valuation Designee, if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology,

SEI Exchange Traded Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025

ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Policy.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. As of March 31, 2025, there were no fair valued securities held by the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the year ended March 31, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended March 31, 2025, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

SEI Exchange Traded Funds

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Creation Units — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of Shares referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund. Pursuant to the Investment Advisory Agreement entered into with the Trust, SIMC has agreed to pay all Fund expenses, except for the fees paid to SIMC for advisory services, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board of Trustees, litigation expenses and any extraordinary expenses.

SEI Investments Global Funds Services (the “Administrator”) is the administrator for the Funds.

SEI Investments Distribution Co. (the “Distributor”) is the distributor of creation units. The Funds have adopted a Distribution and Servicing Plan (the Plan). The Plan permits each Fund to pay the Distributor, or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the shares of the Fund ("12b-1 fee"). However, payment of a 12b-1 fee has not been authorized at this time.

SEI Exchange Traded Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025

The following table reflects each Fund’s contractual Advisory Fee (expressed as an annual rate). The rates shown are fixed rates based on each Fund’s daily net assets.

Advisory Fee
SEI Enhanced U.S. Large Cap Quality Factor ETF	0.150%
SEI Enhanced U.S. Large Cap Momentum Factor ETF	0.150%
SEI Enhanced U.S. Large Cap Value Factor ETF	0.150%
SEI Enhanced Low Volatility U.S. Large Cap ETF	0.150%
SEI Select Emerging Markets Equity ETF	0.600%
SEI Select International Equity ETF	0.500%
SEI Select Small Cap ETF	0.550%

Brokerage Commissions Paid to Affiliates — The Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the year ended March 31, 2025.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of, and during the year ended March 31, 2025, the Trust had not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, excluding in-kind transactions and short-term securities during the year ended March 31, 2025, were as follows:

	SEI Enhanced U.S. Large Cap Quality Factor ETF ($ Thousands)	SEI Enhanced U.S. Large Cap Momentum Factor ETF ($ Thousands)	SEI Enhanced U.S. Large Cap Value Factor ETF ($ Thousands)	SEI Enhanced Low Volatility U.S. Large Cap ETF ($ Thousands)
Purchases
U.S. Government	$—	$—	$—	$—
Other	102,903	391,375	306,047	20,991
Sales
U.S. Government	—	—	—	—
Other	101,344	392,121	296,404	22,827

SEI Exchange Traded Funds

	SEI Select Emerging Markets Equity ETF ($ Thousands)	SEI Select International Equity ETF ($ Thousands)	SEI Select Small Cap ETF ($ Thousands)
Purchases
U.S. Government	$—	$—	$—
Other	236,144	190,289	54,491
Sales
U.S. Government	—	—	—
Other	68,194	159,977	56,028

For the year ended March 31, 2025, in-kind transactions associated with creations and redemptions were as follows:

	Purchases ($ Thousands)	Sales ($ Thousands)	Realized Gain ($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF	$104,168	$71,784	$12,654
SEI Enhanced U.S. Large Cap Momentum Factor ETF	283,149	288,629	75,744
SEI Enhanced U.S. Large Cap Value Factor ETF	244,912	216,199	48,038
SEI Enhanced Low Volatility U.S. Large Cap ETF	18,953	13,293	3,070
SEI Select Emerging Markets Equity ETF	38,437	—	—
SEI Select International Equity ETF ETF	539,139	60,270	8,453
SEI Select Small Cap ETF	266,182	28,140	3,884

5. FEDERAL TAX INFORMATION:

It is each Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2025, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise. The permanent differences are primarily attributable to non-taxable in-kind redemptions.

SEI Exchange Traded Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025

	Paid-in- Capital ($ Thousands)	Distributable Earnings (Accumulated Loss) ($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF	$12,639	$(12,639)
SEI Enhanced U.S. Large Cap Momentum Factor ETF	74,489	(74,489)
SEI Enhanced U.S. Large Cap Value Factor ETF	47,953	(47,953)
SEI Enhanced Low Volatility U.S. Large Cap ETF	3,071	(3,071)
SEI Select International Equity ETF	8,446	(8,446)
SEI Select Small Cap ETF	3,857	(3,857)

The tax character of dividends and distributions paid during the fiscal years ended March 31, 2025 and March 31, 2024 were as follows:

	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF
2025	$2,474	$—	$2,474
2024	184	—	184
SEI Enhanced U.S. Large Cap Momentum Factor ETF
2025	2,603	—	2,603
2024	238	—	238
SEI Enhanced U.S. Large Cap Value Factor ETF
2025	8,298	—	8,298
2024	593	—	593
SEI Enhanced Low Volatility U.S. Large Cap ETF
2025	2,359	—	2,359
2024	263	—	263
SEI Select Emerging Markets Equity ETF
2025	612	—	612
SEI Select International Equity ETF
2025	844	—	844
SEI Select Small Cap ETF
2025	516	—	516

As of March 31, 2025, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF	$749	$(4,590)	$18,818	$(1)	$14,976
SEI Enhanced U.S. Large Cap Momentum Factor ETF	903	(21,800)	37,521	—	16,624
SEI Enhanced U.S. Large Cap Value Factor ETF	2,564	(16,785)	27,964	(1)	13,742
SEI Enhanced Low Volatility U.S. Large Cap ETF	640	(2,065)	18,136	(2)	16,709
SEI Select Emerging Markets Equity ETF	1,797	(2,451)	(415)	—	(1,069)
SEI Select International Equity ETF	3,083	(7,018)	23,001	1	19,067
SEI Select Small Cap ETF	544	(9,247)	(14,133)	(1)	(22,837)

SEI Exchange Traded Funds

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term	Long-Term	Total Capital Loss Carryforwards ($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF	$4,161	$429	$4,590
SEI Enhanced U.S. Large Cap Momentum Factor ETF	21,763	37	21,800
SEI Enhanced U.S. Large Cap Value Factor ETF	15,240	1,545	16,785
SEI Enhanced Low Volatility U.S. Large Cap ETF	1,141	924	2,065
SEI Select Emerging Markets Equity ETF	2,451	—	2,451
SEI Select International Equity ETF	7,018	—	7,018
SEI Select Small Cap ETF	9,247	—	9,247

For Federal income tax purposes, the cost of securities owned at March 31, 2025, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2025, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF	$258,488	$27,283	$(8,465)	$18,818
SEI Enhanced U.S. Large Cap Momentum Factor ETF	474,306	57,386	(19,865)	37,521
SEI Enhanced U.S. Large Cap Value Factor ETF	494,636	53,647	(25,683)	27,964
SEI Enhanced Low Volatility U.S. Large Cap ETF	126,565	21,139	(3,003)	18,136
SEI Select Emerging Markets Equity ETF	204,654	12,968	(13,383)	(415)
SEI Select International Equity ETF	510,728	39,766	(16,765)	23,001
SEI Select Small Cap ETF	231,109	11,461	(25,594)	(14,133)

6. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its Investment Strategy, a Fund may have one of more of the following principal risks:

Equity Securities Risk — Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes.

Quality Securities Risk — There is no guarantee that the past performance of stocks that SIMC determines are quality will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Momentum Securities Risk — Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Value Securities Risk — Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. SIMC may be unsuccessful in identifying undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.

Volatility Risk — Although SIMC seeks to construct a portfolio with lower volatility than the broad U.S. large cap equity market, there is no guarantee that SIMC will be

SEI Exchange Traded Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025

successful. As a result, the Fund may not be any less volatile than the market as a whole, and could be more volatile.

Quantitative Investing Risk — Due to the significant role technology plays in quantitative strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. Utility interruptions or other key systems outages also can impair the performance of quantitative investment strategies.

Large-Capitalization Companies Risk — Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions, may be more mature and may be subject to more limited growth potential compared with smaller capitalization companies.

Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The Funds’ market price may deviate from the value of the Funds’ underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for a Fund quoted during the day or a premium or discount in the closing price from the Funds’ NAV.

Risk of Investing in the U.S. — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Funds have exposure.

Issuer Risk — The performance of the Funds depends on the performance of individual securities to which the Funds have exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the Funds to decline.

Market Trading Risk — The Funds face numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Active trading markets for the Funds’ shares may not be developed or maintained by market makers or Authorized Participants (as defined below). Authorized Participants are not obligated to make a market in the Funds’ shares or to submit purchase or redemption orders for Creation Units (as defined below). In times of market stress, market makers or Authorized Participants may step away from their respective roles, which could lead to variances between the market price of the Funds’ shares and its underlying NAV. Trading in shares on an exchange may be halted in certain circumstances. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Funds. Any of these factors could lead the Funds’ shares to trade at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Funds in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market, particularly during times of market stress. SIMC cannot predict whether shares will trade above (premium), below (discount) or at NAV or whether the spread between bid and ask prices will widen. In addition, there can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Funds will continue to be met.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environment.

Warrants and Rights Risk — Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Funds will lose any amount paid for the warrant or right.

Liquidity Risk — In stressed market conditions, the market for a Funds’ shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. This adverse effect on liquidity for the Funds’ shares in turn could lead to differences between the market price of the Funds’ shares

SEI Exchange Traded Funds

and its underlying NAV and/or widening the spread between bid and ask prices.

Management Risk — SIMC may not successfully implement the Funds’ investment strategies and, as a result, the Funds may not meet their investment objective and/or underperform other investment vehicles with similar investment objectives and strategies.

Operational Risk — The Funds are exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.

Authorized Participant Concentration Risk — Only broker-dealers (referred to as “Authorized Participants” or “APs”) that have executed authorized participation agreements with respect to the Trust may engage in creation or redemption transactions directly with the Funds, and no AP is obligated to engage in creation and/or redemption transactions. To the extent that APs exit the business or are unable to proceed with orders, Fund shares may be more likely to trade at a premium or discount to NAV, have wider spreads between bid and ask prices or face trading halts or delisting.

Cybersecurity Risk — Failures or breaches of the electronic systems of the Funds, SIMC, the Fund’s distributor, and other service providers, market makers, APs or the issuers of securities in which the Funds invest have the ability to cause disruptions, negatively impact the Funds’ business operations and/or potentially result in financial losses to the Funds and their shareholders.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Country Concentration Risk — The Fund’s concentration of its assets in issuers located in a single country or a limited number of countries will increase the impact of, and potential losses associated with, the risks set forth in the Foreign Investment/Emerging Markets Risk.

Risk of Investing in China — China is an emerging market, and as a result, investments in securities of companies organized and listed in China may be subject to liquidity constraints and significantly higher volatility, from time to time, than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries could have a significant impact on the economy of China. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. There also is no guarantee that the Chinese government will not revert from its current open-market economy to an economic policy of central planning. These factors may result in, among other things, a greater risk of stock market, interest rate, and currency fluctuations, as well as inflation. Accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be made, may be less available, or may be less reliable. It may also be difficult or impossible for the Fund, U.S. authorities and regulators to obtain or enforce a judgment in a Chinese court. In addition, periodic U.S. Government restrictions on investments in Chinese companies may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses. The Fund may also be subject to additional risks related to investments in VIEs. Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company. The Fund may, directly or indirectly, purchase China A-Shares through

SEI Exchange Traded Funds

NOTES TO FINANCIAL STATEMENTS (Concluded)

March 31, 2025

Stock Connect or that may be available in the future through additional stock connect programs, a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (PRC) via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through Stock Connect. The underdeveloped state of PRC’s investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a U.S. trading day, the Fund may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect the Fund’s performance.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

7. RECENT ACCOUNTING PRONOUNCEMENT

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023- 07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.The management of each Fund’s Adviser acts as each Fund’s CODM.Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

8. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements.

SEI Exchange Traded Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees SEI Exchange Traded Funds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the SEI Enhanced U.S. Large Cap Quality Factor ETF, SEI Enhanced U.S. Large Cap Momentum Factor ETF, SEI Enhanced U.S. Large Cap Value Factor ETF and SEI Enhanced Low Volatility U.S. Large Cap ETF (four of the funds comprising SEI Exchange Traded Funds (the Trust)), including the schedules of investments, as of March 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the related notes (collectively, the financial statements) and the financial highlights for the each of the years in the two-year period then ended and for the period from May 18, 2022 (commencement of operations) to March 31, 2023. We have also audited the accompanying statements of assets and liabilities of the SEI Select Emerging Markets Equity ETF, SEI Select International Equity ETF and SEI Select Small Cap ETF (three of the funds comprising the Trust) (the seven funds collectively, the Funds), including the schedules of investments, as of March 31, 2025, the related statements of operations and changes in net assets for the period from October 8, 2024 (commencement of operations) to March 31, 2025, and the related notes (collectively, the financial statements) and the financial highlights for the period from October 8, 2024 to March 31, 2025. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of March 31, 2025, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania May 28, 2025

SEI Exchange Traded Funds

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders who do not have a March 31, 2025, taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 2025, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended March 31, 2025, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

	(A) Return of Capital	(B) Long Term Capital Gains Distributions (Tax Basis)	(C) Ordinary Income Distributions (Tax Basis)	(D) Total Distributions (Tax Basis)	(E) Dividends Qualifying for Corporate Dividends Rec. Deduction(1)	(F) Qualifying Dividend Income (15% Tax Rate for QDI)(2)	(G) U.S. Government Interest(3)	(H) Interest Related Dividends(4)	(I) Short-Term Capital Gain Dividends(5)	(J) Qualifying Business Income(6)	FTC
SEI Enhanced U.S. Large Cap Quality Factor ETF	0.00%	0.00%	100.00%	100.00%	100.00%	98.80%	0.00%	0.00%	0.00%	0.00%	0.00%
SEI Enhanced U.S. Large Cap Momentum Factor ETF	0.00%	0.00%	100.00%	100.00%	96.24%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SEI Enhanced U.S. Large Cap Value Factor ETF	0.00%	0.00%	100.00%	100.00%	96.95%	97.85%	0.00%	0.00%	0.00%	1.88%	0.00%
SEI Enhanced Low Volatility U.S. Large Cap ETF	0.00%	0.00%	100.00%	100.00%	99.88%	99.04%	0.00%	0.00%	0.00%	0.00%	0.00%
SEI Select Emerging Markets Equity ETF	0.00%	0.00%	100.00%	100.00%	0.00%	37.13%	0.00%	0.00%	0.00%	0.00%	35.95%
SEI Select International Equity ETF	0.00%	0.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	40.71%
SEI Select Emerging Markets Equity ETF	0.00%	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1) “Dividends Received Deduction” represent dividends which qualify for the corporate dividends received deduction.

(2) “Qualifying Dividend Income” represent qualifying dividends as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. It is the intention of the Fund to designate the max amount permitted by law.

(3) “U.S. Government Interest” represent the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents the amount of ordinary dividend income that qualifies for 20% Business Income Deduction.

Items (A), (B), (C) and (D) are based on the percentage of each fund’s total distribution.

Items (E), (F) and (J) are based on the percentage of “Ordinary Income Distributions.”

Item (G) is based on the percentage of gross income of each Fund.

Item (H) is based on the percentage of net investment income distributions.

Item (I) is based on the percentage of short-term capital gains distributions.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

SEI Exchange Traded Funds

OTHER INFORMATION - (FORM N-CSR ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on October 16, 2024, shareholders of the SEI Exchange Traded Funds elected Trustees. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. In addition to the Trustees elected below, William M. Doran continued to serve as a Trustee until his retirement on May 31, 2025.

Proposal 1-To elect a Board of Trustees.

Director	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Robert A. Nesher	37,668,841	598,097	N/A	N/A
Nina Lesavoy	37,659,415	607,527	N/A	N/A
James M. Williams	37,591,919	675,019	N/A	N/A
James B. Taylor	37,700,455	566,483	N/A	N/A
Susan C. Cote	37,781,807	485,135	N/A	N/A
Christine Reynolds	37,797,615	469,327	N/A	N/A
Thomas Melendez	37,655,120	611,818	N/A	N/A
Dennis J. McGonigle	37,714,177	552,761	N/A	N/A
Eli Powell Niepoky	37,668,841	598,097	N/A	N/A
Kimberly Walker	37,797,615	469,327	N/A	N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

SEI Exchange Traded Funds (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees

SEI Exchange Traded Funds

OTHER INFORMATION - (FORM N-CSR ITEMS 8-11) (Unaudited) (Continued)

must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to proposed new and existing Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges or proposes to charge the Funds and the level of the sub-advisory fees that SIMC pays or proposes to pay the Sub-Advisers compared with fees each charge to comparable accounts; (vi) the advisory fees charged or proposed to be charged by SIMC and the Funds’ overall or estimated fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal or approval of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level or estimated level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ (with the exception of the Select ETFs) performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the December 2–4, 2024 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved a brief extension of the Advisory Agreement to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2024 was held on April 1-3, the Advisory Agreement would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 2-4, 2024 meeting to extend the Advisory Agreement until the April 1-3, 2025 meeting. In evaluating whether to approve the extension of the Advisory Agreement, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 1-3, 2025 meeting, the Board evaluated the Advisory Agreement in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. Although outside the scope of the period covered by this report, the Board’s renewal of the Advisory Agreement at the April 1-3, 2025 meeting of the Board is discussed herein, consistent with prior shareholder reports of the Funds. The Board’s approval was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 2-4, 2024 meeting. Additionally, at meetings held on June 24-26, 2024 and September 9-11, 2024, the Board approved an amended fee schedule to the Advisory Agreement and a new Sub-Advisory Agreements for three new series of the Trust, SEI Select Small Cap ETF, SEI Select International Equity ETF and SEI Select Emerging

SEI Exchange Traded Funds

Markets Equity ETF (the “Select ETFs”).The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided or proposed to be provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated or proposed to be dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by or proposed to be provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated or proposed to be dedicated to the Funds were sufficient to support the initial approval or renewal of the Investment Advisory Agreements.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ (with the exception of the Select ETFs) performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on net total return for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support the renewal and approval of SIMC’s Advisory Agreement, and the information provided for the Sub-Advisers was sufficient to support the approval of each Sub-Advisory Agreement.

With respect to the Select ETFs, because the Select ETFs were new and had not commenced operations, it did not yet have an investment performance record to evaluate when approving the Advisory Agreement and Sub-Advisory Agreements.

Fees. With respect to the Funds’ expenses or estimated expenses under the Investment Advisory Agreement, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements, noting that SIMC, in addition to providing advisory services to the Funds, pays all of the operating expenses of the Funds, except the management fees, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board, litigation expenses and any extraordinary expenses. Based on discussion at the meeting, the Trustees determined that the fees and expenses were below the average for the respective comparison peer group. With respect to the Select ETFs, the Trustees also considered a Broadridge Report, which included various metrics related to the estimated fund expenses, including, but not limited to the proposed contractual management fee as compared to a universe of comparable funds. When considering fees estimated to be paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers would be compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser would reflect an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses or estimated expenses of the Funds are reasonable and supported the approval or renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered the compensation flowing or estimated to flow to SIMC and its affiliates, directly or indirectly. The Trustees considered whether the levels or estimated levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser would reflect an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees proposed to be paid to the Sub-Adviser would have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability or estimated profitability of SIMC is reasonable and supported the approval or renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized (or in the case of the Select ETFs, could be realized) by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along (or in the case of the Select ETFs, could be passed along) to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

SEI Exchange Traded Funds

OTHER INFORMATION - (FORM N-CSR ITEMS 8-11) (Unaudited) (Concluded)

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Exchange Traded Funds

SEI Exchange Traded Funds / Annual Financials and Other Information / March 31, 2025

Trustees

Robert A. Nesher, Chairman

Dennis J. McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Eli Powell Niepoky

Kimberly Walker

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-ETF (3/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee's Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Exchange Traded Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)
Date: June 6, 2025

By	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller and Chief Financial Officer
(Principal Financial Officer)

Date: June 6, 2025